Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.8%
Accent Group Ltd.	40,500	$26,660
AGL Energy Ltd.	48,125	296,477
Alpha HPA Ltd.(a)	94,250	46,624
ALS Ltd.	38,500	563,673
Amotiv Ltd.(b)	10,625	62,559
AMP Ltd.	191,000	217,056
Ampol Ltd.	18,875	380,686
Ansell Ltd.	11,625	285,311
ARB Corp. Ltd.	6,250	140,566
Arena REIT	31,625	74,165
Atlas Arteria Ltd.	86,500	282,275
AUB Group Ltd.	9,376	228,721
Aurizon Holdings Ltd.	139,290	326,664
Aussie Broadband Ltd.	22,625	78,950
Austal Ltd.(a)	31,375	134,813
Bank of Queensland Ltd.	53,194	224,441
Bapcor Ltd.	29,891	45,403
Beach Energy Ltd.	126,875	98,137
Bega Cheese Ltd.	23,767	93,440
Bellevue Gold Ltd.(a)	119,080	104,677
Bendigo & Adelaide Bank Ltd.	50,125	336,257
BlueScope Steel Ltd.	35,272	561,859
Boss Energy Ltd. (a)(b)	39,250	41,758
Breville Group Ltd.	8,000	162,407
BWP Property Group Ltd.	45,375	113,262
Capricorn Metals Ltd.(a)	36,430	353,506
Catalyst Metals Ltd.(a)(b)	19,982	88,663
Catapult Sports Ltd.(a)	18,270	64,323
Centuria Capital Group	65,625	95,449
Centuria Industrial REIT	42,875	96,365
Challenger Ltd.	41,250	239,912
Champion Iron Ltd.	30,875	117,564
Charter Hall Group	36,136	588,906
Charter Hall Long Wale REIT	50,750	136,335
Charter Hall Retail REIT	41,500	110,308
Charter Hall Social Infrastructure REIT	33,000	67,041
Cleanaway Waste Management Ltd.	170,271	300,154
Codan Ltd.	8,625	174,451
Collins Foods Ltd.	10,625	81,306
Corporate Travel Management Ltd.	9,875	103,967
Credit Corp. Group Ltd.	6,875	62,573
Data#3 Ltd.	13,625	81,167
Deep Yellow Ltd.(a)	89,875	96,697
Deterra Royalties Ltd.	33,625	89,277
Dexus	86,064	403,829
Dexus Industria REIT	20,412	36,785
Dicker Data Ltd.	8,625	60,414
DigiCo Infrastructure REIT	33,239	61,170
Domino's Pizza Enterprises Ltd.	5,500	77,082
Downer EDI Ltd.	55,125	285,686
DroneShield Ltd.(a)(b)	61,518	80,400
Dyno Nobel Ltd.	148,250	331,336
Eagers Automotive Ltd.	12,188	227,386
Elders Ltd.	15,250	73,488
Emerald Resources NL(a)	41,750	147,031
Endeavour Group Ltd./Australia	120,875	293,085
EVT Ltd.	10,882	98,064
Flight Centre Travel Group Ltd., Class L	15,000	132,976
Genesis Minerals Ltd.(a)	84,250	367,838
GPT Group (The)	148,544	540,271
Security	Shares	Value
Australia (continued)
GrainCorp Ltd., Class A	16,750	$88,701
Greatland Resources Ltd.(a)(b)	39,975	199,489
Growthpoint Properties Australia Ltd.	29,250	48,667
Guzman y Gomez Ltd.	4,146	64,195
Hansen Technologies Ltd.	17,000	64,630
Harvey Norman Holdings Ltd.	60,339	274,330
Helia Group Ltd.	20,817	77,039
HMC Capital Ltd.	25,975	65,965
HomeCo Daily Needs REIT	140,625	124,451
HUB24 Ltd.	6,496	441,621
IDP Education Ltd.	21,000	72,502
IGO Ltd.(a)	54,125	240,533
Iluka Resources Ltd.	34,000	143,748
Imdex Ltd.	40,625	91,178
Ingenia Communities Group	30,750	104,617
Inghams Group Ltd.	29,625	48,125
Insignia Financial Ltd.(a)	42,625	127,029
IperionX Ltd.(a)	26,508	88,927
IPH Ltd.	23,875	55,058
IRESS Ltd.	14,875	90,623
JB Hi-Fi Ltd.	8,881	571,614
Judo Capital Holdings Ltd.(a)	89,625	94,075
Karoon Energy Ltd.	69,250	69,888
Kelsian Group Ltd.	15,286	46,302
Lendlease Corp. Ltd.	53,500	183,331
Liontown Resources Ltd.(a)(b)	145,625	137,083
Lovisa Holdings Ltd.	4,875	102,652
MA Financial Group Ltd.	11,000	69,646
Maas Group Holdings Ltd.(b)	15,750	46,851
Macquarie Technology Group Ltd.(a)(b)	1,250	55,480
Magellan Financial Group Ltd.	16,375	102,075
McMillan Shakespeare Ltd.	5,750	62,856
Megaport Ltd.(a)	12,750	119,730
Mesoblast Ltd.(a)(b)	68,004	121,085
Metcash Ltd.	82,875	200,896
Mineral Resources Ltd.(a)(b)	14,625	471,468
Mirvac Group	313,500	444,048
Monadelphous Group Ltd.	7,500	131,590
Nanosonics Ltd.(a)(b)	23,500	65,896
National Storage REIT	98,750	175,356
Netwealth Group Ltd.	10,250	192,019
Neuren Pharmaceuticals Ltd.(a)(b)	9,500	122,419
New Hope Corp. Ltd.	58,676	146,942
NEXTDC Ltd.(a)(b)	51,000	454,392
nib holdings Ltd.	39,241	184,278
Nick Scali Ltd.	7,375	115,485
Nickel Industries Ltd.	159,500	75,873
Nine Entertainment Co. Holdings Ltd.	107,125	76,497
NRW Holdings Ltd.	34,741	125,468
Nufarm Ltd./Australia(a)	33,000	54,078
Nuix Ltd.(a)	22,000	28,392
Ora Banda Mining Ltd.(a)	118,062	103,112
Orica Ltd.	38,750	605,408
Orora Ltd.	106,750	156,057
Paladin Energy Ltd.(a)(b)	31,750	169,725
Pantoro Gold Ltd.(a)	26,945	95,256
Perenti Ltd.	78,875	151,488
Perpetual Ltd.	8,250	103,719
Perseus Mining Ltd.	108,536	401,750
PEXA Group Ltd.(a)	10,625	98,571
Pilbara Minerals Ltd.(a)	258,903	689,089
Pinnacle Investment Management Group Ltd.	13,500	161,791

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
PolyNovo Ltd.(a)	61,875	$49,952
Predictive Discovery Ltd.(a)	147,636	61,847
Premier Investments Ltd.	7,625	89,411
PWR Holdings Ltd.(b)	9,750	52,626
Qube Holdings Ltd.	134,124	427,106
Ramelius Resources Ltd.	178,762	428,355
Ramsay Health Care Ltd.	15,500	373,801
Reece Ltd.(b)	12,854	107,091
Region Group	102,768	160,947
Regis Healthcare Ltd.	14,250	73,864
Regis Resources Ltd.	57,000	275,475
Reliance Worldwide Corp. Ltd.	64,125	177,726
Resolute Mining Ltd.(a)	324,454	240,510
Sandfire Resources Ltd.(a)	36,500	377,023
SEEK Ltd.	28,375	455,190
Service Stream Ltd.	47,245	69,651
Silex Systems Ltd.(a)(b)	18,625	105,953
Sims Ltd.	13,000	145,668
SiteMinder Ltd.(a)	24,375	104,732
SmartGroup Corp. Ltd.	13,250	76,333
SRG Global Ltd.	46,805	88,406
Stanmore Resources Ltd.	38,625	58,238
Steadfast Group Ltd.	80,426	273,012
Super Retail Group Ltd.	12,500	133,035
Superloop Ltd.(a)	39,158	72,082
Tabcorp Holdings Ltd.	200,250	124,735
Technology One Ltd.	24,096	475,900
Telix Pharmaceuticals Ltd.(a)(b)	21,049	209,337
Temple & Webster Group Ltd.(a)	7,125	72,478
Treasury Wine Estates Ltd.	62,914	239,907
Tuas Ltd.(a)	18,250	77,647
Vault Minerals Ltd.(a)	78,980	258,837
Ventia Services Group Pty. Ltd.	64,500	249,213
Viva Energy Group Ltd.(c)	88,625	123,164
Vulcan Energy Resources Ltd.(a)(b)	14,000	55,169
WA1 Resources Ltd., NVS(a)	4,875	51,589
Waypoint REIT Ltd.	53,375	92,661
WEB Travel Group Ltd.(a)	29,250	91,445
West African Resources Ltd.(a)	10,837	19,964
Westgold Resources Ltd.	71,125	284,369
Whitehaven Coal Ltd.	66,500	302,286
Worley Ltd.	39,875	348,726
Yancoal Australia Ltd.	31,500	112,388
Zip Co. Ltd.(a)	98,500	220,408
		29,075,062
Austria — 0.4%
ANDRITZ AG	5,375	388,537
BAWAG Group AG(c)	6,250	836,937
CA Immobilien Anlagen AG	2,648	74,812
CPI Europe AG(a)	2,750	49,968
DO & CO AG	625	138,227
EVN AG	3,375	104,050
Lenzing AG(a)(b)	1,625	44,549
Oesterreichische Post AG	1,533	54,295
Palfinger AG	1,500	56,700
Porr AG	1,750	61,780
UNIQA Insurance Group AG	9,940	173,463
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,077	176,503
voestalpine AG	8,500	367,308
Security	Shares	Value
Austria (continued)
Wienerberger AG	8,875	$304,512
		2,831,641
Bahrain — 0.0%
OneSpaWorld Holdings Ltd.	9,788	199,871
Bangladesh — 0.0%
Hamilton Insurance Group Ltd., Class B(a)	3,693	100,745
Belgium — 0.5%
Ackermans & van Haaren NV	1,750	447,749
Aedifica SA	3,525	271,758
Azelis Group NV	12,625	135,919
Barco NV	6,125	87,499
Bekaert SA	2,875	123,243
CMB Tech NV	9,067	99,986
Cofinimmo SA	3,000	271,790
Colruyt Group NV	2,500	96,064
Deme Group NV	625	101,009
Fagron	5,543	137,089
Galapagos NV(a)	3,375	105,596
KBC Ancora	3,097	258,241
Kinepolis Group NV	875	31,750
Melexis NV	1,625	100,094
Montea NV	1,399	116,185
Ontex Group NV(a)(b)	6,250	47,093
Proximus SADP	10,750	92,573
Recticel SA	4,250	44,858
Retail Estates NV	2,932	215,762
Shurgard Self Storage Ltd.	2,750	102,883
Solvay SA	5,875	187,364
Tessenderlo Group SA	2,000	63,839
Umicore SA	15,089	265,443
VGP NV	1,125	135,246
Warehouses De Pauw CVA	17,176	445,809
Xior Student Housing NV	2,750	93,317
		4,078,159
Canada — 4.3%
5N Plus Inc.(a)	7,163	102,362
Abaxx Technologies Inc.(a)	2,488	101,286
ADENTRA Inc.	2,375	56,934
Advantage Energy Ltd.(a)	13,250	118,330
Aecon Group Inc.	5,875	113,721
Air Canada(a)	8,858	120,403
Algonquin Power & Utilities Corp.	57,875	356,167
Allied Gold Corp.(a)	6,500	136,889
Allied Properties REIT(b)	10,116	93,382
Almonty Industries Inc.(a)	12,725	87,052
Altius Minerals Corp.	4,412	126,035
Altus Group Ltd.	3,750	147,188
Americas Gold & Silver Corp.(a)	17,573	78,343
Arbutus Biopharma Corp.(a)	15,375	67,804
Aris Mining Corp.(a)	13,125	184,461
Aritzia Inc.(a)	6,625	521,391
Atco Ltd., Class I, NVS	6,003	239,914
Athabasca Oil Corp.(a)	42,000	233,826
ATS Corp.(a)	6,625	168,961
Aurinia Pharmaceuticals Inc.(a)(b)	10,125	163,215
Avino Silver & Gold Mines Ltd.(a)	11,465	64,321
Aya Gold & Silver Inc.(a)(b)	9,375	129,879
B2Gold Corp.	104,750	485,728
Badger Infrastructure Solutions Ltd.	2,750	143,300
Ballard Power Systems Inc.(a)	20,546	58,369

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bausch Health Companies Inc.(a)	21,875	$138,377
Baytex Energy Corp.	56,250	181,939
Birchcliff Energy Ltd.	21,500	120,235
Bird Construction Inc.	5,000	93,957
Bitfarms Ltd./Canada(a)(b)	51,125	178,166
BlackBerry Ltd.(a)(b)	44,625	182,658
Boardwalk Real Estate Investment Trust	1,875	86,126
Boralex Inc., Class A	7,000	124,978
BOYD GROUP, Inc.(b)	2,171	364,120
Brookfield Business Corp., Class A	2,750	96,130
Brookfield Infrastructure Corp., Class A	9,571	437,919
Brookfield Wealth Solutions Ltd.(b)	3,984	187,162
BRP Inc.	2,750	189,978
BSR Real Estate Investment Trust	3,375	39,656
BTQ Technologies Corp.(a)	7,791	55,194
Canaccord Genuity Group Inc.	8,500	71,469
Canada Goose Holdings Inc.(a)	4,750	66,689
Canadian Apartment Properties REIT	6,183	168,352
Canfor Corp.(a)	5,625	49,309
Capital Power Corp.	12,336	543,598
Capstone Copper Corp.(a)	65,987	583,634
Cardinal Energy Ltd.	21,578	139,432
Cargojet Inc.	875	50,843
Cascades Inc.	7,625	68,696
Centerra Gold Inc.	11,193	148,738
CES Energy Solutions Corp.	17,875	157,075
Choice Properties REIT(b)	7,885	85,906
Cogeco Communications Inc.(b)	1,375	67,193
Colliers International Group Inc.	3,375	486,790
Crombie REIT	4,497	49,686
CT REIT(b)	5,375	62,502
Definity Financial Corp.	7,875	406,584
Denison Mines Corp.(a)	70,875	181,568
dentalcorp Holdings Ltd.	11,000	86,035
Discovery Silver Corp.(a)	46,428	262,797
Docebo Inc.(a)	1,625	34,001
DPM Metals Inc.	18,912	528,202
Dream Industrial REIT	10,750	95,696
Eldorado Gold Corp.(a)	16,250	509,204
Endeavour Silver Corp.(a)	20,875	207,562
Enerflex Ltd.	9,875	137,937
Energy Fuels Inc./Canada(a)(b)	18,125	261,087
Enghouse Systems Ltd.	4,125	60,158
EQB Inc.	2,375	147,893
Equinox Gold Corp.(a)	59,816	830,819
ERO Copper Corp.(a)	7,750	196,876
Exchange Income Corp.	2,250	127,912
Extendicare Inc.	6,500	95,166
Fiera Capital Corp., Class A	9,750	42,490
Finning International Inc.	10,750	575,713
First Capital Real Estate Investment Trust	8,250	116,006
First Majestic Silver Corp.	33,038	503,567
Foran Mining Corp.(a)	23,250	70,127
Fortuna Mining Corp.(a)	24,875	252,052
Freehold Royalties Ltd.	11,208	119,262
G Mining Ventures Corp.(a)(b)	15,678	368,544
Gibson Energy Inc.	13,000	237,683
goeasy Ltd.	1,125	111,313
Granite Real Estate Investment Trust	2,500	137,930
Groupe Dynamite Inc.(a)	1,262	66,421
H&R Real Estate Investment Trust	10,250	76,062
Hammond Power Solutions Inc., Class A(b)	875	108,116
Security	Shares	Value
Canada (continued)
Headwater Exploration Inc.	18,875	$120,210
Hudbay Minerals Inc.	31,250	529,983
i-80 Gold Corp.(a)	57,164	66,677
IAMGOLD Corp.(a)	45,375	705,570
IMAX Corp.(a)	3,750	139,125
International Petroleum Corp.(a)(b)	6,125	115,053
InterRent REIT	6,125	57,965
Ivanhoe Electric Inc.(a)	8,250	118,058
Jamieson Wellness Inc.(c)	3,375	83,249
K92 Mining Inc.(a)	19,679	294,456
Kelt Exploration Ltd.(a)	14,250	78,977
Killam Apartment REIT	5,125	61,245
Kinaxis Inc.(a)	2,250	281,473
Labrador Iron Ore Royalty Corp.	5,147	109,831
Lassonde Industries Inc., Class A	386	60,815
Laurentian Bank of Canada(b)	5,125	123,738
Leon's Furniture Ltd.	2,500	51,666
Lightspeed Commerce Inc.(a)	11,000	123,661
Linamar Corp.	3,125	177,242
Lionsgate Studios Corp.(a)(b)	13,638	101,739
Lithium Americas Corp.(a)	18,875	106,163
Lunr Royalties Corp., NVS(b)(d)	2,687	577
Major Drilling Group International Inc.(a)	8,375	78,269
Maple Leaf Foods Inc.	6,375	114,777
MDA Space Ltd.(a)	9,328	160,601
Meren Energy Inc.	35,375	43,160
Methanex Corp.	5,375	191,699
Mind Medicine MindMed Inc.(a)(b)	7,125	90,131
Montage Gold Corp.(a)	17,248	104,664
MTY Food Group Inc.	2,000	54,041
Mullen Group Ltd.	6,750	70,763
New Gold Inc.(a)	62,875	525,289
NexGen Energy Ltd.(a)(b)	42,625	381,885
NFI Group Inc.(a)	8,750	86,188
NGEx Minerals Ltd.(a)(b)	10,750	190,315
NioCorp Developments Ltd.(a)	9,019	56,459
North West Co. Inc. (The)(b)	3,875	136,178
Northland Power Inc.	20,625	253,708
Northwest Healthcare Properties Real Estate Investment Trust	32,610	128,344
Novagold Resources Inc.(a)	23,000	234,041
Novanta Inc.(a)	2,878	327,114
NuVista Energy Ltd.(a)	13,896	184,458
OceanaGold Corp.	18,750	485,035
Onex Corp.	4,635	368,060
OR Royalties Inc.	15,133	528,239
Orla Mining Ltd.(a)	24,154	340,156
Ovintiv Inc.	20,172	826,245
Paramount Resources Ltd., Class A	6,500	111,492
Parex Resources Inc.	7,750	102,154
Pason Systems Inc.	7,000	59,909
Perpetua Resources Corp.(a)(b)	5,000	128,700
Pet Valu Holdings Ltd.	4,206	86,395
Peyto Exploration & Development Corp.	15,750	251,896
PrairieSky Royalty Ltd.	16,889	324,498
Precision Drilling Corp.(a)	1,375	85,101
Premium Brands Holdings Corp., Class A	3,500	245,873
Prinmaris REIT	4,611	50,236
Propel Holdings Inc.	2,750	48,331
Quebecor Inc., Class B	12,343	464,502
Richelieu Hardware Ltd.	4,125	115,667
RioCan REIT	7,639	103,588

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Rogers Sugar Inc.	6,500	$28,094
Russel Metals Inc.	4,625	135,164
Savaria Corp.	12,183	187,089
Seabridge Gold Inc.(a)	6,250	174,514
Secure Waste Infrastructure Corp.	15,750	204,109
Sienna Senior Living Inc.	7,250	107,651
Silvercorp Metals Inc.	19,875	155,592
Skeena Resources Ltd.(a)	7,375	153,733
SmartCentres Real Estate Investment Trust	5,818	109,287
South Bow Corp.	16,500	454,932
Southern Cross Gold Consolidated Ltd.(a)(b)	16,767	89,027
Spin Master Corp.(c)	3,125	45,820
Sprott Inc.	1,750	160,292
SSR Mining Inc.(a)	16,125	375,360
Stella-Jones Inc.	4,000	249,025
StorageVault Canada Inc.	22,875	80,127
SunOpta Inc.(a)	7,750	29,226
Superior Plus Corp.(b)	18,875	100,017
Tamarack Valley Energy Ltd.	39,934	222,324
Taseko Mines Ltd.(a)	27,750	146,549
TerraVest Industries Inc.	1,213	109,074
TMC the metals Co. Inc.(a)(b)	16,405	114,179
Topaz Energy Corp.	4,188	84,647
Torex Gold Resources Inc.	6,911	325,608
TransAlta Corp.	22,500	328,294
Transcontinental Inc., Class A	5,625	82,315
Trican Well Service Ltd.	16,250	69,421
Triple Flag Precious Metals Corp.	5,500	183,957
Trisura Group Ltd.(a)	3,875	112,968
Vermilion Energy Inc.	12,375	114,678
Vizsla Silver Corp.(a)(b)	25,861	131,206
Well Health Technologies Corp.(a)(b)	18,375	50,360
Wesdome Gold Mines Ltd.(a)	12,406	195,751
West Fraser Timber Co. Ltd.	2,952	181,689
Westshore Terminals Investment Corp.(b)	3,250	59,444
Winpak Ltd.	2,875	90,872
		33,418,580
China — 0.0%
GigaCloud Technology Inc., Class A(a)(b)	2,125	78,838
HBM Holdings Ltd.(a)(c)	53,000	92,028
		170,866
Costa Rica — 0.0%
Establishment Labs Holdings Inc.(a)(b)	1,875	129,919
Denmark — 0.7%
ALK-Abello A/S(a)	10,500	376,953
Alm Brand A/S	58,424	164,118
Ambu A/S, Class B	15,337	208,183
Bavarian Nordic A/S(a)	6,250	179,666
Chemometec A/S	1,250	152,276
D/S Norden A/S	2,125	83,725
DFDS A/S(a)	3,125	44,091
FLSmidth & Co. A/S	3,477	222,523
GN Store Nord A/S(a)(b)	10,875	175,232
Gubra AS	625	47,859
H Lundbeck A/S	22,125	152,846
ISS A/S	11,848	391,718
Jyske Bank A/S, Registered	3,444	426,379
Matas A/S	2,750	51,219
Netcompany Group A/S(a)(b)(c)	3,375	169,726
NKT A/S(a)	4,572	550,247
NTG Nordic Transport Group A/S, Class A(a)	1,411	40,914
Security	Shares	Value
Denmark (continued)
Per Aarsleff Holding A/S	1,416	$160,285
Ringkjoebing Landbobank A/S	1,937	429,785
Royal Unibrew A/S	3,444	298,784
Scandinavian Tobacco Group A/S, Class A(c)	5,043	71,953
Schouw & Co. A/S	1,205	114,677
Sydbank A/S	4,118	354,178
TORM PLC, Class A	4,625	99,579
Zealand Pharma A/S(a)	4,936	396,714
		5,363,630
Finland — 0.4%
Finnair OYJ	10,375	35,476
Harvia OYJ	1,375	66,262
Hiab OYJ, Class B	3,386	194,618
Huhtamaki OYJ	7,750	267,259
Kalmar OYJ, Class B	3,000	129,676
Kemira OYJ	9,250	206,724
Kojamo OYJ(a)	10,750	132,097
Konecranes OYJ	5,375	551,648
Mandatum OYJ	36,576	275,220
Marimekko OYJ	2,625	38,840
Metsa Board OYJ, Class B(b)	15,750	54,550
Nokian Renkaat OYJ	9,875	96,417
Outokumpu OYJ	29,000	136,387
Puuilo OYJ	6,000	102,761
QT Group OYJ(a)(b)	1,625	60,597
Revenio Group OYJ	1,625	42,095
TietoEVRY OYJ	8,500	176,756
Tokmanni Group Corp.(b)	4,500	39,857
Valmet OYJ	11,750	384,282
		2,991,522
France — 1.3%
Air France-KLM, NVS(a)	9,500	116,492
Altarea SCA	915	111,908
Alten SA	2,375	185,848
Antin Infrastructure Partners SA	4,000	47,532
Aperam SA	3,500	134,931
ARGAN SA, NVS	1,035	78,558
Arkema SA	4,588	279,669
Aubay	750	44,330
Beneteau SACA	4,250	40,031
Canal+ SA, NVS(a)	55,125	195,038
Carmila SA	4,500	89,451
Cie des Alpes	1,633	41,758
Clariane SE(a)	10,750	46,557
Coface SA	8,375	147,588
Constellium SE, Class A(a)	9,550	160,536
Derichebourg SA	9,000	67,210
Elis SA	13,125	373,401
Emeis SA(a)	6,500	101,015
Eramet SA(b)	875	54,503
Etablissements Maurel et Prom SA	6,750	37,690
Eurazeo SE	3,236	205,254
Eutelsat Communications SACA(a)	11,500	29,147
Exail Technologies SA, NVS(a)	637	56,122
Exosens SAS	1,750	85,294
Fnac Darty SA	1,375	45,025
Forvia SE(a)	11,750	165,544
Gaztransport Et Technigaz SA	2,875	574,719
ICADE	3,125	76,872
ID Logistics Group SACA(a)	250	111,845
Imerys SA	2,750	75,511

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Interparfums SA	2,045	$58,100
IPSOS SA	2,750	102,507
JCDecaux SE	5,125	91,479
Kaufman & Broad SA	1,375	47,901
LISI SA	1,375	78,330
Louis Hachette Group, NVS	55,125	97,175
Medincell SA, NVS(a)	1,464	47,899
Mercialys SA	7,500	95,403
Mersen SA	2,375	60,036
Metropole Television SA	3,604	52,400
Nanobiotix SA, NVS(a)	2,506	50,655
Nexans SA	2,990	433,712
Nexity SA(a)	4,125	44,532
Opmobility	5,500	93,812
Peugeot Invest SA	625	53,394
Planisware SA, NVS	2,000	49,476
Pluxee NV, NVS	7,000	112,410
Quadient SA	2,875	47,888
Remy Cointreau SA	1,757	81,009
Robertet SA	74	75,569
Rubis SCA	6,125	234,034
SCOR SE	12,125	390,818
SEB SA	1,538	87,147
SES SA, Class A	29,000	187,288
Societe BIC SA	1,875	107,229
SOITEC(a)	2,250	69,480
Sopra Steria Group	1,250	191,357
SPIE SA	11,375	617,460
Technip Energies NV	10,625	414,977
Teleperformance SE	4,334	298,490
Television Francaise 1 SA	5,375	51,934
Trigano SA	750	149,933
Ubisoft Entertainment SA(a)	6,500	54,930
Valeo SE	17,500	221,801
Vallourec SACA	13,000	236,845
Valneva SE(a)	11,063	51,814
Vicat SACA	1,500	123,207
Virbac SACA	375	160,256
Vivendi SE	53,125	155,152
VusionGroup	574	139,389
Wavestone	750	43,510
Wendel SE	1,956	182,138
Worldline SA(a)(b)(c)	16,875	30,023
		9,752,278
Germany — 1.3%
1&1 AG(b)	3,625	102,036
Adesso SE	375	41,804
Aixtron SE	9,000	187,704
AlzChem Group AG	491	73,493
Aroundtown SA(a)	61,000	210,077
Atoss Software SE	875	117,022
Aumovio SE(a)	4,377	188,425
Aurubis AG(b)	2,500	345,822
Auto1 Group SE(a)	10,375	292,161
Bechtle AG	6,500	335,089
Befesa SA(c)	2,750	87,877
Bilfinger SE	2,939	346,969
CANCOM SE	2,375	73,641
Carl Zeiss Meditec AG, Bearer(b)	2,875	148,761
CECONOMY AG, NVS(a)	14,750	76,334
Cewe Stiftung & Co. KGaA	500	59,911
Dermapharm Holding SE	1,500	65,632
Security	Shares	Value
Germany (continued)
Deutsche Pfandbriefbank AG(c)	15,375	$80,845
Deutz AG	12,500	115,438
Douglas AG(a)	3,250	46,716
Duerr AG	4,125	93,253
Eckert & Ziegler SE	3,750	70,376
Elmos Semiconductor SE	625	70,845
Energiekontor AG(b)	750	29,839
Evotec SE(a)	11,250	75,722
Fielmann Group AG	2,000	101,778
flatexDEGIRO AG	6,625	254,716
Fraport AG Frankfurt Airport Services Worldwide(a)	3,000	251,655
Freenet AG	9,500	314,794
Gerresheimer AG(b)	2,750	84,772
GFT Technologies SE	1,875	41,203
Grand City Properties SA(a)	6,750	85,564
Grenke AG	2,625	47,895
HelloFresh SE(a)	12,500	89,852
Hornbach Holding AG & Co. KGaA	875	89,987
Hugo Boss AG	3,750	166,670
Hypoport SE(a)(b)	375	54,227
IONOS Group SE(a)	3,529	114,160
Jenoptik AG	4,125	94,669
JOST Werke SE(c)	1,823	109,844
K+S AG, Registered	13,500	183,662
KION Group AG	5,750	430,952
Kloeckner & Co. SE	5,625	39,529
Kontron AG	3,000	84,148
Krones AG	1,013	153,285
Lanxess AG	6,875	139,326
Mutares SE & Co. KGaA(b)	1,375	45,330
Nagarro SE	750	64,031
Nordex SE(a)	9,500	284,856
Norma Group SE	3,125	48,160
PNE AG(b)	2,375	28,110
ProSiebenSat.1 Media SE(b)	11,125	62,901
Puma SE(b)	8,126	188,318
Redcare Pharmacy NV(a)(b)(c)	1,250	95,000
RENK Group AG	6,836	400,757
RTL Group SA(a)	3,125	123,403
SAF-Holland SE	4,250	71,578
Salzgitter AG	2,250	93,068
Schaeffler AG	17,250	133,443
Schott Pharma AG & Co. KGaA	3,000	66,568
Siltronic AG(b)	1,500	85,662
Sixt SE	1,000	81,589
SMA Solar Technology AG(a)	1,750	70,292
Stabilus SE	2,250	54,763
Stroeer SE & Co. KGaA	2,750	113,773
Suedzucker AG(b)	5,625	63,435
SUESS MicroTec SE(b)	1,625	64,521
TAG Immobilien AG	14,000	238,740
TeamViewer SE(a)(c)	11,500	77,138
thyssenkrupp AG	39,500	432,198
Tkms AG& Co. KGaA(a)	1,975	150,220
United Internet AG, Registered(e)	6,125	183,882
Vossloh AG	875	70,342
Wacker Chemie AG(b)	1,500	115,309
Wacker Neuson SE	3,000	66,169
Wuestenrot & Wuerttembergische AG	5,907	96,958
		9,938,994
Guernsey — 0.0%
Burford Capital Ltd.	16,890	161,637

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 0.7%
ASMPT Ltd.	25,600	$248,589
Bank of East Asia Ltd. (The)	74,400	125,601
Bright Smart Securities & Commodities Group Ltd.(a)	62,000	63,343
CITIC Telecom International Holdings Ltd.	387,000	127,842
Cowell e Holdings Inc.(a)	21,000	80,667
Dah Sing Banking Group Ltd.	102,800	145,075
Dah Sing Financial Holdings Ltd.	15,600	72,570
DFI Retail Group Holdings Ltd.	37,500	129,119
First Pacific Co. Ltd.	168,000	135,128
Fortune REIT	210,000	134,220
Genpact Ltd.	13,500	594,810
Guotai Junan International Holdings Ltd.	389,000	143,842
Hang Lung Group Ltd.	55,000	110,415
Hang Lung Properties Ltd.	135,000	156,351
Hysan Development Co. Ltd.	50,000	113,903
Johnson Electric Holdings Ltd.	36,500	141,084
Kerry Properties Ltd.	84,500	228,779
Luk Fook Holdings International Ltd.	26,000	81,584
Man Wah Holdings Ltd.	150,000	92,032
Melco International Development Ltd.(a)	73,000	47,011
Melco Resorts & Entertainment Ltd., ADR(a)	20,375	185,616
MGM China Holdings Ltd.	76,400	162,452
New World Development Co. Ltd.(a)	125,000	110,634
NWS Holdings Ltd.	105,600	102,832
OSL Group Ltd.(a)	35,000	75,169
Pacific Basin Shipping Ltd.	356,000	119,100
PAX Global Technology Ltd.	172,000	115,762
PCCW Ltd.	342,000	263,827
SJM Holdings Ltd.(a)	273,000	94,886
Stella International Holdings Ltd.	66,500	139,737
SUNeVision Holdings Ltd.	125,000	82,930
Time Interconnect Technology Ltd.	47,000	100,130
United Laboratories International Holdings Ltd. (The)	70,000	115,046
Vitasoy International Holdings Ltd.	50,000	41,839
Vobile Group Ltd.(a)(b)	163,000	105,322
VTech Holdings Ltd.	14,500	117,356
Wynn Macau Ltd.	183,200	154,372
Xinyi Glass Holdings Ltd.(b)	149,000	164,412
Yue Yuen Industrial Holdings Ltd.	65,500	138,599
		5,361,986
Ireland — 0.4%
Cairn Homes PLC	49,250	116,420
Cimpress PLC(a)	1,625	111,881
Glanbia PLC	15,375	263,859
Glenveagh Properties PLC(a)(c)	44,125	100,046
Irish Residential Properties REIT PLC	53,500	60,030
NIQ Global Intelligence PLC(a)	4,745	74,591
nVent Electric PLC	13,125	1,407,919
Uniphar PLC	23,625	103,470
Weatherford International PLC	5,875	439,450
		2,677,666
Israel — 1.6%
Africa Israel Residences Ltd.	625	50,567
Airport City Ltd.(a)	4,625	86,992
Alony Hetz Properties & Investments Ltd.	12,750	147,122
Amot Investments Ltd.	18,750	140,222
Aryt Industries Ltd.	4,499	67,033
Ashtrom Group Ltd.	4,750	107,679
Aura Investments Ltd.	14,125	96,089
Bet Shemesh Engines Holdings 1997 Ltd.(a)	625	118,585
Bezeq The Israeli Telecommunication Corp. Ltd.	223,224	439,133
Security	Shares	Value
Israel (continued)
Big Shopping Centers Ltd.	1,288	$289,219
Blue Square Real Estate Ltd.	500	60,040
Camtek Ltd./Israel(a)(b)	2,375	253,525
Cellcom Israel Ltd.(a)	10,250	116,674
Cellebrite DI Ltd.(a)(b)	7,750	130,665
Clal Insurance Enterprises Holdings Ltd.	5,793	335,514
Danel Adir Yeoshua Ltd.	500	70,867
Delek Automotive Systems Ltd.	5,500	44,015
Delek Group Ltd.	750	197,232
Delta Galil Ltd.	1,000	55,149
Doral Group Renewable Energy Resources Ltd.(a)	7,875	71,241
El Al Israel Airlines(a)(b)	22,750	97,665
Elco Ltd.	1,125	56,040
Electra Consumer Products 1970 Ltd.	1,375	45,557
Electra Ltd./Israel	2,500	77,151
Electra Real Estate Ltd.(a)	3,375	46,070
Energix-Renewable Energies Ltd.	25,375	111,017
Enlight Renewable Energy Ltd.(a)	10,601	419,395
Equital Ltd.(a)	2,000	94,039
Fattal Holdings 1998 Ltd.(a)	625	113,353
FIBI Holdings Ltd.	1,419	116,588
First International Bank Of Israel Ltd. (The)	4,875	367,948
Fiverr International Ltd.(a)(b)	2,750	57,557
Formula Systems 1985 Ltd.	875	133,220
Fox Wizel Ltd.	875	91,631
Global-e Online Ltd.(a)(b)	8,530	344,783
Harel Insurance Investments & Financial Services Ltd.	11,125	413,572
Hilan Ltd.	1,250	99,480
Inmode Ltd.(a)	6,500	92,625
Inrom Construction Industries Ltd.	8,354	59,560
Isracard Ltd.	18,500	79,763
Israel Canada T.R Ltd.	17,625	85,888
Israel Corp Ltd.	250	69,123
Isras Holdings Ltd.(a)	375	43,435
Isrotel Ltd.	1,445	57,687
Ituran Location and Control Ltd.	1,500	60,060
JFrog Ltd.(a)	7,500	457,350
Kenon Holdings Ltd.	2,375	140,346
Kornit Digital Ltd.(a)(b)	3,875	51,654
Kvutzat Acro Ltd.	3,000	44,329
Magic Software Enterprises Ltd.	3,000	69,976
Matrix IT Ltd.	3,250	136,665
Mega Or Holdings Ltd.	2,000	125,837
Meitav Investment House Ltd.	2,849	104,035
Melisron Ltd.	1,916	239,066
Menora Mivtachim Holdings Ltd.	1,758	195,102
Meshek Energy Renewable Energies Ltd.(a)	25,734	52,867
Migdal Insurance & Financial Holdings Ltd.	46,793	190,075
Mivne Real Estate KD Ltd.	46,554	200,546
Nayax Ltd.(a)	1,375	61,039
Next Vision Stabilized Systems Ltd.	4,875	210,484
Oddity Tech Ltd., Class A(a)(b)	3,126	135,231
Oil Refineries Ltd.	248,875	78,867
One Software Technologies Ltd.	4,375	114,192
OPC Energy Ltd.(a)	10,125	209,601
OY Nofar Energy Ltd.(a)	3,636	105,772
Pagaya Technologies Ltd., Class A(a)	4,250	106,037
Partner Communications Co. Ltd.	11,250	131,424
Paz Retail & Energy Ltd.	750	171,947
Radware Ltd.(a)	3,250	74,555
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,000	104,127

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Reit 1 Ltd.	15,500	$125,436
Retailors Ltd.	2,000	33,236
Riskified Ltd., Class A(a)	9,750	48,165
Sapiens International Corp. NV(b)	2,750	119,741
Sella Capital Real Estate Ltd.	22,500	78,842
Shapir Engineering and Industry Ltd.	12,750	114,893
Shikun & Binui Ltd.(a)	26,125	147,777
Shufersal Ltd.	15,875	190,344
SimilarWeb Ltd.(a)(b)	4,500	35,235
Strauss Group Ltd.	4,125	124,242
Summit Real Estate Holdings Ltd.	3,250	63,563
Taboola.com Ltd.(a)	15,875	64,770
Tel Aviv Stock Exchange Ltd.	7,250	198,454
Tower Semiconductor Ltd.(a)	8,875	950,729
Turpaz Industries Ltd.	3,921	76,071
YH Dimri Construction & Development Ltd.	1,000	116,953
ZIM Integrated Shipping Services Ltd.(b)	9,625	196,446
		12,306,791
Italy — 1.0%
A2A SpA	124,375	340,656
ACEA SpA	3,750	97,688
Amplifon SpA	9,378	144,319
Avio SpA	2,293	66,514
Azimut Holding SpA	9,250	382,581
Banca Generali SpA	4,625	294,606
Banca IFIS SpA	3,250	93,553
Banca Popolare di Sondrio SpA	7,154	123,482
Banco di Desio e della Brianza SpA	3,625	37,417
BFF Bank SpA(a)(c)	14,250	181,147
Brembo NV(b)	11,875	126,712
Brunello Cucinelli SpA	2,750	293,082
Carel Industries SpA(c)	4,000	115,846
Cementir Holding NV	4,750	95,980
Credito Emiliano SpA	8,875	151,418
De' Longhi SpA	6,125	260,759
DiaSorin SpA	1,035	74,271
El.En. SpA	4,875	71,928
Enav SpA(c)	21,500	114,250
ERG SpA	4,125	104,996
Ferretti SpA(b)	31,403	104,291
Fila SpA(b)	3,625	41,250
Fincantieri SpA(a)	6,613	131,081
GVS SpA(a)(b)(c)	8,500	39,988
Hera SpA	65,125	311,779
Intercos SpA, NVS	4,875	65,290
Interpump Group SpA	6,125	311,881
Iren SpA	51,625	160,777
Italgas SpA	48,272	544,983
Iveco Group NV	16,358	351,559
Juventus Football Club SpA, NVS(a)(b)	9,125	24,638
Lottomatica Group SpA	20,999	536,425
Maire SpA	11,750	173,237
MARR SpA(b)	3,750	38,859
MFE-MediaForEurope NV, Class A	13,250	47,824
OVS SpA(c)	16,375	85,058
Piaggio & C SpA(b)	18,125	39,309
Pirelli & C SpA(c)	32,167	223,984
RAI Way SpA(c)	9,801	63,281
Reply SpA	1,875	249,687
Saipem SpA	103,000	280,760
Salvatore Ferragamo SpA(a)(b)	5,625	52,007
Sanlorenzo SpA/Ameglia	1,625	57,414
Security	Shares	Value
Italy (continued)
Sesa SpA(b)	750	$73,532
SOL SpA	3,250	187,991
Tamburi Investment Partners SpA	9,125	96,547
Technogym SpA(c)	9,625	180,809
Technoprobe SpA(a)	13,000	191,403
Webuild SpA	40,375	158,649
		7,995,498
Japan — 12.5%
77 Bank Ltd. (The)	3,400	157,329
ABC-Mart Inc.	5,800	100,844
Acom Co. Ltd.	37,500	114,080
Activia Properties Inc.	201	184,583
ADEKA Corp.	4,700	111,391
Advance Residence Investment Corp.	250	273,839
AEON Financial Service Co. Ltd.	10,100	101,283
AEON REIT Investment Corp.	67	58,312
Aica Kogyo Co. Ltd.	4,200	95,975
Aichi Financial Group Inc., NVS	3,000	89,279
Aiful Corp.	50,000	164,640
Air Water Inc.	15,600	220,020
Alfresa Holdings Corp.	14,800	223,782
Alps Alpine Co. Ltd.	11,300	146,698
ALSOK Co. Ltd.	37,500	293,869
Amada Co. Ltd.	26,300	313,106
Amano Corp.	3,900	105,078
Anritsu Corp.	12,500	190,082
Anycolor Inc.	2,500	103,264
Aozora Bank Ltd.	12,500	193,413
Appier Group Inc.	12,500	86,018
ARE Holdings Inc.	13,800	264,902
As One Corp.	4,800	74,954
Asahi Intecc Co. Ltd.	18,900	354,216
Atom Corp.(a)(b)	29,100	103,216
Autobacs Seven Co. Ltd.	5,300	55,044
Axial Retailing Inc.	21,200	155,263
Azbil Corp.	39,000	367,838
AZ-COM MARUWA Holdings Inc.	12,500	83,263
BayCurrent Inc.	11,600	507,875
Bic Camera Inc.	12,500	128,059
BIPROGY Inc.	7,300	281,550
Blue Zones Holdings Co. Ltd.	1,500	82,499
Brother Industries Ltd.	18,600	372,337
Bunka Shutter Co. Ltd.	12,500	170,052
C Uyemura & Co. Ltd.	800	76,491
Calbee Inc.	12,500	238,128
Canon Marketing Japan Inc.	4,200	183,997
Casio Computer Co. Ltd.	18,800	155,685
Chiyoda Corp.(a)	25,000	114,220
Chugin Financial Group Inc., NVS	14,800	221,271
Chugoku Electric Power Co. Inc. (The)	25,000	163,631
Citizen Watch Co. Ltd.	11,200	92,690
CKD Corp.	7,600	126,003
Coca-Cola Bottlers Japan Holdings Inc.	12,500	230,941
Colowide Co. Ltd.(b)	12,500	140,849
Comforia Residential REIT Inc.	64	135,671
COMSYS Holdings Corp.	12,500	344,506
Cosmo Energy Holdings Co. Ltd.	7,000	181,880
Cosmos Pharmaceutical Corp.	4,100	196,216
CRE Logistics REIT Inc.	125	132,411
Create Restaurants Holdings Inc.(b)	25,000	128,854
Credit Saison Co. Ltd.	12,500	314,733
CyberAgent Inc.	37,500	335,861

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daicel Corp.	25,000	$210,518
Dai-Dan Co. Ltd.	2,400	112,283
Daido Steel Co. Ltd.	12,500	126,614
Daihen Corp.	1,400	78,284
Daiichikosho Co. Ltd.	12,500	134,664
Daio Paper Corp.	12,500	76,526
Daishi Hokuetsu Financial Group Inc.	18,000	186,800
Daiwa House REIT Investment Corp.	338	306,479
Daiwa Office Investment Corp.	49	119,556
Daiwa Securities Living Investments Corp.	98	71,363
Daiwabo Holdings Co. Ltd.	6,000	116,897
DCM Holdings Co. Ltd.	16,200	162,547
DeNA Co. Ltd.	6,200	96,003
Denka Co. Ltd.	12,500	219,083
Dentsu Group Inc.	15,500	352,173
Dentsu Soken Inc.	2,000	101,170
Dexerials Corp.	13,900	266,000
DIC Corp.	5,700	141,721
DMG Mori Co. Ltd.	12,500	219,485
Dowa Holdings Co. Ltd.	2,800	109,099
DTS Corp.	11,200	86,858
Duskin Co. Ltd.	3,100	80,061
EDION Corp.	2,700	35,277
Electric Power Development Co. Ltd.	7,200	145,070
Exedy Corp.	2,100	73,178
EXEO Group Inc.	16,000	251,696
Ezaki Glico Co. Ltd.	4,100	144,349
Ferrotec Corp.	3,400	106,851
Financial Products Group Co. Ltd.	7,800	111,342
Food & Life Companies Ltd.	9,200	414,119
Freee KK(a)(b)	3,300	63,477
Frontier Real Estate Investment Corp.	250	152,075
Fuji Corp./Aichi	6,600	144,672
Fuji Media Holdings Inc.	3,600	80,997
Fuji Oil Co. Ltd.	3,500	80,910
Fujitec Co. Ltd.	6,100	222,221
Fukuoka Financial Group Inc.	14,100	434,464
Fukuoka REIT Corp.	125	153,644
Furukawa Electric Co. Ltd.	6,000	383,399
Furuno Electric Co. Ltd.	1,300	73,129
Fuyo General Lease Co. Ltd.	3,300	88,388
GENDA Inc.(a)(b)	12,500	59,248
Global One Real Estate Investment Corp.	183	166,279
GLP J-REIT	375	355,302
GMO internet group Inc.	4,800	123,409
GMO Payment Gateway Inc.	4,100	263,894
GNI Group Ltd.(a)	4,500	74,135
Goldwin Inc.	4,600	87,030
GS Yuasa Corp.	6,200	165,189
Gunma Bank Ltd. (The)	26,900	298,974
H.U. Group Holdings Inc.	3,200	74,779
H2O Retailing Corp.	12,500	173,953
Hachijuni Bank Ltd. (The)	30,500	327,229
Hakuhodo DY Holdings Inc.	25,000	188,956
Hamakyorex Co. Ltd.	12,500	136,804
Hamamatsu Photonics KK	25,500	259,055
Hankyu Hanshin REIT Inc.	125	139,220
Hanwa Co. Ltd.	2,900	128,929
Harmonic Drive Systems Inc.	5,000	99,112
Haseko Corp.	25,000	478,251
Hazama Ando Corp.	19,100	228,702
Heiwa Corp.	4,400	57,770
Security	Shares	Value
Japan (continued)
Heiwa Real Estate REIT Inc.	125	$126,116
Hino Motors Ltd.(a)	25,000	62,915
Hirogin Holdings Inc.	25,000	248,067
Hirose Electric Co. Ltd.	2,200	248,151
Hisamitsu Pharmaceutical Co. Inc.	3,600	98,786
Hitachi Construction Machinery Co. Ltd.	7,700	224,214
Hokkaido Electric Power Co. Inc.	15,200	117,806
Hokuetsu Corp.(b)	12,500	72,634
Hokuhoku Financial Group Inc.	8,400	239,162
Hokuriku Electric Power Co.	16,200	105,434
Horiba Ltd.	2,600	241,019
Hoshino Resorts REIT Inc.	54	87,600
Hoshizaki Corp.	8,800	297,051
Hosiden Corp.	12,500	210,416
House Foods Group Inc.	5,700	106,771
Hulic REIT Inc.	125	141,858
Hyakugo Bank Ltd. (The)	25,000	167,153
Ibiden Co. Ltd.	9,400	718,505
Ichibanya Co. Ltd.	5,800	34,975
Ichigo Inc.	37,500	97,498
Ichigo Office REIT Investment Corp.	151	96,216
IDOM Inc.	12,500	102,101
Iida Group Holdings Co. Ltd.	17,000	270,259
Iino Kaiun Kaisha Ltd.	12,500	113,494
Inaba Denki Sangyo Co. Ltd.	8,800	141,144
Inabata & Co. Ltd.	3,800	90,180
Industrial & Infrastructure Fund Investment Corp.	207	200,051
Infomart Corp.	25,000	57,528
Infroneer Holdings Inc.	19,200	246,654
Internet Initiative Japan Inc.	12,500	230,001
Invincible Investment Corp.	625	267,438
Isetan Mitsukoshi Holdings Ltd.	25,900	404,145
Ito En Ltd.	3,900	81,040
Itoham Yonekyu Holdings Inc.	2,300	84,674
Iwatani Corp.	16,500	179,803
Iyogin Holdings Inc., NVS	25,000	411,356
J Front Retailing Co. Ltd.	25,000	360,737
JAC Recruitment Co. Ltd.	12,500	88,562
Japan Airport Terminal Co. Ltd.	4,300	124,648
Japan Aviation Electronics Industry Ltd.	6,800	107,602
Japan Elevator Service Holdings Co. Ltd.	12,200	151,814
Japan Excellent Inc.	125	121,635
Japan Hotel REIT Investment Corp.	500	276,314
Japan Lifeline Co. Ltd.	12,500	123,249
Japan Logistics Fund Inc.	250	165,850
Japan Material Co. Ltd.	12,500	135,758
Japan Metropolitan Fund Invest	657	517,875
Japan Petroleum Exploration Co. Ltd.	17,200	157,061
Japan Prime Realty Investment Corp.	140	95,291
Japan Pulp & Paper Co. Ltd.	17,500	84,961
Japan Real Estate Investment Corp.	489	418,733
Japan Securities Finance Co. Ltd.	12,500	155,332
Japan Steel Works Ltd. (The)	5,400	319,810
Jeol Ltd.	2,700	83,464
JGC Holdings Corp.	18,200	222,092
Joyful Honda Co. Ltd.	12,500	173,308
JTEKT Corp.	12,500	136,022
Juroku Financial Group Inc.	3,000	119,563
JVCKenwood Corp.	12,500	93,944
Kadokawa Corp.(b)	6,900	146,539
Kagome Co. Ltd.	12,500	218,226
Kakaku.com Inc.	12,700	187,475

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kamigumi Co. Ltd.	3,700	$118,208
Kanadevia Corp.	20,200	129,320
Kandenko Co. Ltd.	8,300	263,083
Kaneka Corp.	3,400	95,621
Kanematsu Corp.	9,000	199,029
Kansai Paint Co. Ltd.	12,500	192,341
Kasumigaseki Capital Co. Ltd.	1,500	78,110
Katitas Co. Ltd.	4,100	83,838
Kato Sangyo Co. Ltd.	1,700	68,120
KDX Realty Investment Corp.	375	427,617
Keihan Holdings Co. Ltd.	6,600	143,044
Keikyu Corp.	13,800	135,130
Keio Corp.	7,200	187,864
Keisei Electric Railway Co. Ltd.	32,800	266,351
Keiyo Bank Ltd. (The)	7,400	72,877
Kewpie Corp.(b)	6,800	191,761
Kinden Corp.	12,500	519,112
Kintetsu Group Holdings Co. Ltd.	12,500	236,648
Kitz Corp.	4,900	53,358
Kiyo Bank Ltd. (The)	4,700	92,438
Kobayashi Pharmaceutical Co. Ltd.	4,100	137,076
Kobe Steel Ltd.	28,400	355,250
Koei Tecmo Holdings Co. Ltd.	12,500	170,731
Koito Manufacturing Co. Ltd.	12,700	184,808
Kokusai Electric Corp., NVS	14,400	397,558
Kokuyo Co. Ltd.	25,300	151,078
KOMEDA Holdings Co. Ltd.	3,700	72,119
Konica Minolta Inc.	37,500	157,700
Kose Corp.	2,100	69,352
Kotobuki Spirits Co. Ltd.	12,500	147,363
Kraftia Corp.	3,100	157,303
K's Holdings Corp.	12,500	125,963
Kumiai Chemical Industry Co. Ltd.	18,100	81,062
Kuraray Co. Ltd.	25,000	246,148
Kurita Water Industries Ltd.	9,400	374,329
Kusuri no Aoki Holdings Co. Ltd.	5,300	132,554
Kyoritsu Maintenance Co. Ltd.	3,600	65,724
Kyoto Financial Group Inc.(b)	18,700	407,408
Kyushu Electric Power Co. Inc.	37,500	418,533
Kyushu Financial Group Inc.	31,200	192,557
Kyushu Railway Co.	12,500	321,613
LaSalle Logiport REIT	144	143,184
Leopalace21 Corp.	37,500	156,134
Lifenet Insurance Co.(a)	10,200	124,487
Lintec Corp.	3,500	92,793
Lion Corp.	25,000	264,956
Lixil Corp.	18,100	214,342
Mabuchi Motor Co. Ltd.	12,500	222,271
Macnica Holdings Inc.	12,500	185,823
Makino Milling Machine Co. Ltd.	1,800	127,500
Mani Inc.	12,500	117,274
Maruha Nichiro Corp.	5,800	141,314
Marui Group Co. Ltd.	12,500	253,941
Maruichi Steel Tube Ltd.	12,000	110,872
Maruwa Co. Ltd./Aichi	600	182,775
Matsui Securities Co. Ltd.	32,400	169,303
Mazda Motor Corp.	50,000	361,744
McDonald's Holdings Co. Japan Ltd.	7,200	293,711
MCJ Co. Ltd.	17,900	177,253
Mebuki Financial Group Inc.	87,500	571,722
Medipal Holdings Corp.	16,200	282,735
Meidensha Corp.	2,300	85,542
Security	Shares	Value
Japan (continued)
MEIJI Holdings Co. Ltd.	20,400	$439,957
Meiko Electronics Co. Ltd.	1,400	100,979
MEITEC Group Holdings Inc.	5,400	119,802
Menicon Co. Ltd.	12,500	121,850
Mercari Inc.(a)	12,500	213,001
Metaplanet Inc.(a)(b)	36,800	94,807
Mirai Corp.	500	161,405
Mirait One Corp.	12,500	267,693
MISUMI Group Inc.	25,000	361,902
Mitsubishi Estate Logistics REIT Investment Corp.	126	106,005
Mitsubishi Gas Chemical Co. Inc.	13,200	228,221
Mitsubishi Logistics Corp.	25,000	187,648
Mitsubishi Materials Corp.	9,900	198,676
Mitsubishi Motors Corp.(b)	62,500	149,125
Mitsui Chemicals Inc.	16,900	426,379
Mitsui E&S Co. Ltd.	7,200	316,792
Mitsui Fudosan Accommodations Fund, Inc.	199	169,348
Mitsui Fudosan Logistics Park Inc.	250	192,952
Mitsui High-Tec Inc.	12,500	63,628
Mitsui Kinzoku Co. Ltd.	4,500	514,845
Mitsui-Soko Holdings Co. Ltd.	3,900	101,994
Miura Co. Ltd.	7,300	143,331
Mizuho Leasing Co. Ltd.	7,600	66,719
Mizuno Corp.	4,200	81,856
Modec Inc.	3,300	332,071
Monex Group Inc.	20,400	96,818
Money Forward Inc.(a)	3,400	90,988
Monogatari Corp. (The)	2,500	71,018
Mori Hills REIT Investment Corp.	54	51,890
Mori Trust REIT Inc.	186	95,037
Morinaga & Co. Ltd./Japan	3,200	54,717
Morinaga Milk Industry Co. Ltd.	7,300	175,180
Musashi Seimitsu Industry Co. Ltd.	3,700	68,281
Musashino Bank Ltd. (The)	4,200	125,666
Nabtesco Corp.	12,500	272,492
Nagase & Co. Ltd.	6,500	152,838
Nagoya Railroad Co. Ltd.	7,100	74,794
Nakanishi Inc.	6,500	83,446
Namura Shipbuilding Co. Ltd.	4,200	124,140
Nankai Electric Railway Co. Ltd.	5,400	101,733
Nanto Bank Ltd. (The)	2,700	97,970
NGK Insulators Ltd.	19,200	378,630
NH Foods Ltd.	6,400	282,927
NHK Spring Co. Ltd.	17,300	282,852
Nichias Corp.	4,100	163,333
Nichicon Corp.	12,500	131,977
Nichirei Corp.	19,600	244,343
Nifco Inc./Japan	6,100	187,736
Nihon Kohden Corp.	13,300	135,061
Nihon M&A Center Holdings Inc.	25,000	117,311
Nihon Parkerizing Co. Ltd.	5,900	53,787
Nikkon Holdings Co. Ltd.	12,500	295,811
Nikon Corp.	25,000	289,354
Nippn Corp., New	7,000	107,448
Nippon Electric Glass Co. Ltd.	6,300	233,872
Nippon Express Holdings Inc.	17,700	375,419
Nippon Gas Co. Ltd.	12,500	243,779
Nippon Kayaku Co. Ltd.	12,500	131,309
Nippon Light Metal Holdings Co. Ltd.	4,500	70,759
Nippon Paper Industries Co. Ltd.	12,500	88,885
Nippon Prologis REIT Inc.	503	303,116
Nippon REIT Investment Corp.	207	135,725

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Shokubai Co. Ltd.	12,500	$149,641
Nippon Soda Co. Ltd.	3,400	77,535
Nippon Television Holdings Inc.	3,600	92,215
Nipro Corp.	12,500	120,494
Nishimatsu Construction Co. Ltd.	2,400	87,196
Nishi-Nippon Financial Holdings Inc.	9,400	178,608
Nishi-Nippon Railroad Co. Ltd.	12,500	218,356
Nissan Chemical Corp.	9,700	328,006
Nissan Shatai Co. Ltd.	12,500	85,375
Nisshin Oillio Group Ltd. (The)	2,400	81,425
Nisshin Seifun Group Inc.	16,100	193,101
Nisshinbo Holdings Inc.	12,500	101,411
Nissin Foods Holdings Co. Ltd.	15,600	283,078
Nissui Corp.	10,700	84,635
Niterra Co. Ltd.	12,500	540,532
Nitto Boseki Co. Ltd.	2,000	175,455
NOF Corp.	20,100	408,074
Nojima Corp.	16,200	121,362
NOK Corp.	12,500	222,770
Nomura Co. Ltd.	14,600	112,938
Nomura Real Estate Holdings Inc.	62,500	383,512
Nomura Real Estate Master Fund Inc.	288	314,205
North Pacific Bank Ltd.	25,000	132,429
NS Solutions Corp.	5,100	124,872
NSD Co. Ltd.	4,900	113,785
NSK Ltd.	37,500	220,750
NTN Corp.	50,000	119,318
NTT UD REIT Investment Corp.	180	161,386
Nxera Pharma Co. Ltd.(a)	12,500	71,021
OBIC Business Consultants Co. Ltd.	2,400	134,483
Odakyu Electric Railway Co. Ltd.	25,000	283,197
Ogaki Kyoritsu Bank Ltd. (The)	3,600	97,241
Ohsho Food Service Corp.	2,900	60,180
Oji Holdings Corp.	75,800	399,086
Okamura Corp.	12,500	181,471
Okasan Securities Group Inc.	31,300	144,979
Oki Electric Industry Co. Ltd.	12,500	155,574
Okinawa Cellular Telephone Co.	4,400	79,021
OKUMA Corp.	3,500	84,457
Okumura Corp.	2,600	102,896
Omron Corp.	13,600	348,264
Ono Pharmaceutical Co. Ltd.	30,200	425,301
Onward Holdings Co. Ltd.	25,000	111,157
Open House Group Co. Ltd.	5,700	335,001
Open Up Group Inc.	12,500	144,096
Organo Corp.(b)	1,900	162,640
Orix JREIT Inc.	500	343,252
Osaka Soda Co. Ltd.	12,500	176,514
OSG Corp.	12,500	183,975
PAL GROUP Holdings Co. Ltd.	7,200	100,430
PALTAC Corp.	2,200	66,250
Park24 Co. Ltd.	12,500	147,948
Penta-Ocean Construction Co. Ltd.	25,000	276,193
PeptiDream Inc.(a)	10,600	120,892
Persol Holdings Co. Ltd.	150,000	269,815
Pigeon Corp.	13,700	141,989
Pola Orbis Holdings Inc.	19,000	163,531
Prestige International Inc.	29,300	128,182
Rakus Co. Ltd.	25,000	197,978
Rakuten Bank Ltd., NVS(a)	7,800	370,571
Relo Group Inc.	12,500	137,290
Rengo Co. Ltd.	18,800	134,456
Security	Shares	Value
Japan (continued)
Resonac Holdings Corp.	14,300	$598,333
Resorttrust Inc.	25,000	311,337
Ricoh Co. Ltd.	42,800	383,993
Rigaku Holdings Corp.	12,500	76,569
Rinnai Corp.	10,700	272,655
Rohm Co. Ltd.	25,600	343,687
Rohto Pharmaceutical Co. Ltd.	15,100	244,607
Rorze Corp.	8,500	114,592
Round One Corp.	15,900	103,316
Saizeriya Co. Ltd.	2,200	82,292
SanBio Co. Ltd.(a)(b)	4,300	60,811
Sangetsu Corp.	3,800	76,414
San-In Godo Bank Ltd. (The)	9,500	88,479
Sanken Electric Co. Ltd.(a)	1,400	48,724
Sankyo Co. Ltd.	14,500	250,929
Sankyu Inc.	3,700	200,026
Sansan Inc.(a)	7,200	77,813
Santen Pharmaceutical Co. Ltd.	32,900	336,793
Sanwa Holdings Corp.	14,400	371,371
Sapporo Holdings Ltd.	5,300	274,860
Sawai Group Holdings Co. Ltd.	12,500	158,563
Sega Sammy Holdings Inc.	12,500	214,806
Seiko Epson Corp.	23,500	292,796
Seino Holdings Co. Ltd.	5,400	77,929
Seiren Co. Ltd.	3,900	80,717
Sekisui House REIT Inc.	330	168,211
Senko Group Holdings Co. Ltd.	12,500	156,025
Senshu Ikeda Holdings Inc.	50,000	250,595
Septeni Holdings Co. Ltd.(b)	25,000	67,446
Seven Bank Ltd.	75,000	139,178
Sharp Corp./Japan(a)(b)	25,000	124,685
Shibaura Mechatronics Corp.	1,000	112,601
SHIFT Inc.(a)	15,400	95,672
Shiga Bank Ltd. (The)	2,800	122,052
Shikoku Electric Power Co. Inc.	12,500	125,140
Shimamura Co. Ltd.	3,600	258,011
Shimizu Corp.	40,300	715,160
Ship Healthcare Holdings Inc.	12,500	207,418
Shizuoka Financial Group Inc., NVS	37,500	543,680
Simplex Holdings Inc.	11,200	78,930
Sinfonia Technology Co. Ltd.	1,500	83,526
Sinko Industries Ltd.	12,500	110,275
SKY Perfect JSAT Holdings Inc.	13,200	163,634
Skylark Holdings Co. Ltd.	18,300	433,469
SMS Co. Ltd.	12,500	109,997
Socionext Inc.	18,200	260,197
Sojitz Corp.	19,200	561,395
SOSiLA Logistics REIT Inc.	56	44,257
Sotetsu Holdings Inc.	7,100	126,254
Square Enix Holdings Co. Ltd.	18,300	365,755
Stanley Electric Co. Ltd.	12,500	244,723
Star Asia Investment Corp.	187	74,840
Starts Corp. Inc.	2,800	88,015
Sugi Holdings Co. Ltd.	12,500	294,992
SUMCO Corp.	37,500	296,736
Sumitomo Bakelite Co. Ltd.	5,800	189,285
Sumitomo Chemical Co. Ltd.	125,000	382,369
Sumitomo Densetsu Co. Ltd.	1,300	81,100
Sumitomo Forestry Co. Ltd.	37,500	400,301
Sumitomo Heavy Industries Ltd.	6,200	169,029
Sumitomo Pharma Co. Ltd.(a)	17,600	308,090
Sumitomo Rubber Industries Ltd.	12,500	174,375

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sundrug Co. Ltd.	7,000	$194,085
Suruga Bank Ltd.	12,500	134,667
Suzuken Co. Ltd.	4,100	159,452
SWCC Corp.	2,200	150,599
Systena Corp.	30,000	100,672
Tadano Ltd.	13,600	92,618
Taiheiyo Cement Corp.	7,400	179,570
Taiyo Holdings Co. Ltd.	6,000	179,153
Taiyo Yuden Co. Ltd.	12,500	261,367
Takara Holdings Inc.	12,500	120,170
Takara Leben Real Estate Investment Corp.	305	184,749
Takasago Thermal Engineering Co. Ltd.	7,200	209,502
Takashimaya Co. Ltd.	25,000	269,217
Takeuchi Manufacturing Co. Ltd.	2,800	127,736
Takuma Co. Ltd.	12,500	200,548
TBS Holdings Inc.	2,100	78,272
Teijin Ltd.	12,500	105,264
THK Co. Ltd.	8,500	217,873
Toa Corp./Tokyo	12,500	234,487
Toagosei Co. Ltd.	19,800	206,940
Tobu Railway Co. Ltd.	13,100	220,329
Tocalo Co. Ltd.	13,000	184,713
Toda Corp.	12,500	97,192
Toei Animation Co. Ltd.(b)	5,400	99,472
Toei Co. Ltd.	2,400	88,843
Toho Bank Ltd. (The)	50,000	163,091
Toho Gas Co. Ltd.	5,900	184,123
Toho Holdings Co. Ltd.	3,600	108,481
Tohoku Electric Power Co. Inc.	37,500	276,617
Tokai Carbon Co. Ltd.	14,700	96,872
TOKAI Holdings Corp.	7,900	54,681
Tokai Rika Co. Ltd.	4,300	81,848
Tokai Tokyo Financial Holdings Inc.	17,800	73,788
Tokuyama Corp.	5,600	147,493
Tokyo Century Corp.	12,500	158,189
Tokyo Electric Power Co. Holdings Inc.(a)	124,600	633,024
Tokyo Kiraboshi Financial Group Inc.	2,000	108,730
Tokyo Ohka Kogyo Co. Ltd.	7,600	292,178
Tokyo Seimitsu Co. Ltd.	2,900	193,111
Tokyo Steel Manufacturing Co. Ltd.	12,500	115,492
Tokyo Tatemono Co. Ltd.	18,100	400,075
Tokyu Construction Co. Ltd.	6,900	56,302
Tokyu Fudosan Holdings Corp.	47,100	437,836
Tokyu REIT Inc.	125	164,020
TOMONY Holdings Inc.	41,300	198,008
Tomy Co. Ltd.	6,400	118,703
Toridoll Holdings Corp.(b)	3,500	100,647
Tosoh Corp.	25,000	377,214
TOTO Ltd.	12,500	327,235
Towa Corp.	6,900	94,937
Toyo Seikan Group Holdings Ltd.	12,500	298,226
Toyo Suisan Kaisha Ltd.	7,400	531,449
Toyo Tire Corp.	12,500	343,907
Toyobo Co. Ltd.	20,700	160,132
Toyoda Gosei Co. Ltd.	4,600	105,230
Toyota Boshoku Corp.	12,500	193,969
TS Tech Co. Ltd.	19,500	225,226
Tsubakimoto Chain Co.	5,100	73,734
Tsumura & Co.	4,000	100,143
UACJ Corp.	9,600	126,910
UBE Corp.	12,500	200,895
Ulvac Inc.	2,400	103,199
Security	Shares	Value
Japan (continued)
U-Next Holdings Co. Ltd.	6,700	$89,835
United Super Markets Holdings Inc.	15,900	89,778
United Urban Investment Corp.	250	295,406
Ushio Inc.	12,500	196,555
USS Co. Ltd.	37,500	418,189
Visional Inc.(a)	1,800	120,861
Wacoal Holdings Corp.	2,500	79,811
Wacom Co. Ltd.	25,000	134,553
Workman Co. Ltd.	1,600	73,550
Yakult Honsha Co. Ltd.	20,000	312,818
Yamada Holdings Co. Ltd.	42,200	129,290
Yamaguchi Financial Group Inc.	8,700	113,612
Yamaha Corp.	37,500	259,726
Yamato Holdings Co. Ltd.	18,800	270,775
Yamato Kogyo Co. Ltd.	3,400	227,505
Yamazaki Baking Co. Ltd.	12,500	262,142
Yaskawa Electric Corp.	18,200	471,359
Yodoko Ltd.	9,000	76,038
Yokohama Rubber Co. Ltd. (The)	12,500	496,220
Yonex Co. Ltd.	5,100	114,567
Yoshinoya Holdings Co. Ltd.	6,100	123,695
Zenkoku Hosho Co. Ltd.	11,600	235,432
Zeon Corp.	12,500	142,903
		96,060,386
Netherlands — 0.4%
Aalberts NV	7,875	253,938
Allfunds Group PLC	24,250	226,913
AMG Critical Materials NV	3,250	100,096
Arcadis NV	5,750	254,521
Basic-Fit NV(a)(c)	3,875	127,664
Corbion NV	4,125	92,349
Eurocommercial Properties NV	3,500	107,860
Expro Group Holdings NV(a)	8,125	113,344
Flow Traders Ltd.(a)	3,503	96,948
Fugro NV	9,250	93,456
Havas NV	5,425	91,505
Koninklijke BAM Groep NV	21,375	212,584
Koninklijke Heijmans NV	2,000	139,778
Koninklijke Vopak NV	4,625	209,476
Newamsterdam Pharma Co. NV(a)(b)	3,375	139,388
OCI NV	8,625	33,999
Pharming Group NV(a)(b)	59,500	99,690
SBM Offshore NV	10,500	299,503
Signify NV(c)	10,898	258,106
TKH Group NV	3,250	144,930
TomTom NV(a)	7,625	47,359
Van Lanschot Kempen NV	2,250	135,987
Wereldhave NV	4,125	95,691
		3,375,085
New Zealand — 0.2%
Air New Zealand Ltd.	158,125	54,000
EBOS Group Ltd.	15,263	249,666
Fletcher Building Ltd.(a)	85,375	164,263
Goodman Property Trust	85,625	98,289
Kiwi Property Group Ltd.	183,125	113,029
Mercury NZ Ltd.	57,000	208,112
Ryman Healthcare Ltd.(a)	72,625	121,522
Spark New Zealand Ltd.	146,500	190,059
		1,198,940
Norway — 0.7%
Aker ASA, Class A	1,750	136,480

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Aker Solutions ASA	29,661	$89,879
Atea ASA	6,250	91,848
Austevoll Seafood ASA	8,882	77,520
AutoStore Holdings Ltd.(a)(c)	95,375	104,440
Bakkafrost P/F	4,000	183,704
BlueNord ASA	1,875	80,824
BW LPG Ltd.(c)	7,625	96,873
Cadeler AS(a)	18,125	79,580
DNO ASA	45,500	65,398
DOF Group ASA	11,750	109,320
Elkem ASA(c)	27,125	74,060
Elopak ASA	13,000	63,213
Entra ASA(c)	5,500	61,316
Europris ASA(c)	12,625	113,253
Frontline PLC	11,500	275,037
Hoegh Autoliners ASA	9,625	84,973
Kitron ASA	15,875	94,616
Leroy Seafood Group ASA	19,250	89,444
LINK Mobility Group Holding ASA(a)	20,531	61,652
MPC Container Ships ASA	38,375	68,055
Norconsult Norge A/S	24,133	107,581
Nordic Semiconductor ASA(a)	14,625	194,278
Norwegian Air Shuttle ASA	71,375	122,011
Odfjell Drilling Ltd.	9,000	74,582
Protector Forsikring ASA	4,381	208,634
Scatec ASA(a)(c)	10,125	99,661
Seadrill Ltd.(a)	4,704	143,566
SpareBank 1 Nord Norge	9,750	137,284
SpareBank 1 Oestlandet	5,625	102,151
SpareBank 1 SMN	5,507	104,243
SpareBank 1 Sor-Norge ASA	13,042	230,619
Stolt-Nielsen Ltd.	2,250	75,689
Storebrand ASA	33,750	524,949
Subsea 7 SA	17,875	344,783
TGS ASA	15,625	134,384
TOMRA Systems ASA	17,625	218,437
Vend Marketplaces ASA, Class B	14,007	389,002
Wallenius Wilhelmsen ASA	8,375	75,639
Wilh Wilhelmsen Holding ASA, Class A	1,500	81,389
		5,470,367
Portugal — 0.1%
Altri SGPS SA(b)	7,875	41,689
CTT-Correios de Portugal SA	7,250	59,358
Mota-Engil SGPS SA	7,401	40,795
Navigator Co. SA (The)	20,125	71,033
NOS SGPS SA	16,375	70,081
REN - Redes Energeticas Nacionais SGPS SA	31,750	122,128
Sonae SGPS SA	68,125	117,352
		522,436
Puerto Rico — 0.1%
EVERTEC Inc.	4,279	123,663
First BanCorp./Puerto Rico	12,852	254,084
Liberty Latin America Ltd., Class C, NVS(a)	10,500	91,875
OFG Bancorp.	3,504	139,214
		608,836
Singapore — 0.8%
AIMS APAC REIT	50,000	56,316
Bitdeer Technologies Group, Class A, NVS(a)(b)	8,250	110,633
CapitaLand Ascott Trust	225,000	164,089
CapitaLand China Trust(b)	125,000	76,287
Capitaland India Trust	112,500	103,327
Security	Shares	Value
Singapore (continued)
CDL Hospitality Trusts(b)	100,000	$64,491
City Developments Ltd.	37,500	209,465
ComfortDelGro Corp. Ltd.	187,500	208,492
Digital Core REIT Management Pte. Ltd.	87,500	44,226
ESR-REIT	28,080	60,065
Far East Hospitality Trust	100,000	46,705
First Resources Ltd.	37,500	59,937
Frasers Centrepoint Trust	106,100	186,830
Frasers Logistics & Commercial Trust(b)	250,000	189,227
Genting Singapore Ltd.	486,300	285,567
Golden Agri-Resources Ltd.(b)	500,000	106,400
Hafnia Ltd.	24,375	146,934
Hutchison Port Holdings Trust, Class U	437,500	91,875
iFAST Corp. Ltd.	12,500	85,448
Keppel DC REIT(b)	162,000	289,079
Keppel Infrastructure Trust(b)	237,500	86,270
Keppel REIT	212,500	173,856
Lendlease Global Commercial REIT(b)	349,800	167,642
Mapletree Industrial Trust	150,000	238,702
Mapletree Logistics Trust	250,000	254,824
Mapletree Pan Asia Commercial Trust(b)	200,000	225,613
NetLink NBN Trust	235,000	175,077
NTT DC REIT(a)	58,000	55,740
Olam Group Ltd.(b)	87,500	63,884
Parkway Life REIT	37,500	117,246
Raffles Medical Group Ltd.	75,000	57,298
Riverstone Holdings Ltd.(b)	87,500	55,717
SATS Ltd.(b)	75,000	197,055
Seatrium Ltd.	187,500	311,690
Sheng Siong Group Ltd.	62,500	131,233
SIA Engineering Co. Ltd.	37,500	103,624
Singapore Post Ltd.(b)	137,500	43,561
Starhill Global REIT	100,000	44,403
StarHub Ltd.(b)	50,000	43,987
Stoneweg Europe Stapled Trust, NVS	37,500	66,575
Suntec REIT	150,000	158,858
UMS Integration Ltd.(b)	75,000	80,573
UOL Group Ltd.	37,500	243,823
Venture Corp. Ltd.	22,000	253,946
Yangzijiang Financial Holding Ltd.	275,000	99,945
Yangzijiang Maritime Development Pte Ltd., NVS(a)(b)	275,000	144,307
		6,180,842
Spain — 0.5%
Acerinox SA	14,875	210,343
Aedas Homes SA(c)	750	20,595
Almirall SA	6,045	88,779
Atresmedia Corp. de Medios de Comunicacion SA	9,339	58,555
CIE Automotive SA	3,375	116,239
Colonial SFL Socimi SA	13,019	79,691
Construcciones y Auxiliar de Ferrocarriles SA	1,750	110,393
Distribuidora Internacional de Alimentacion SA(a)	1,519	53,230
eDreams ODIGEO SA(a)	8,250	35,230
Elecnor SA	3,148	108,057
Enagas SA	18,962	313,426
Ence Energia y Celulosa SA(b)	14,250	39,373
Fluidra SA	7,625	211,659
Gestamp Automocion SA(c)	18,625	64,339
Grenergy Renovables SA(a)	1,250	99,046
Indra Sistemas SA(b)	6,375	340,898
Laboratorios Farmaceuticos Rovi SA	1,750	120,882
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	43,754	57,979

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Logista Integral SA	4,750	$162,318
Melia Hotels International SA	10,000	84,653
Merlin Properties SOCIMI SA	31,375	463,446
Neinor Homes SA(c)	3,550	75,799
Pharma Mar SA	1,000	87,464
Prosegur Cash SA(c)	23,625	18,093
Prosegur Cia. de Seguridad SA	10,875	36,157
Sacyr SA	28,982	129,508
Solaria Energia y Medio Ambiente SA(a)	7,500	145,211
Tecnicas Reunidas SA(a)	4,625	153,100
Unicaja Banco SA(c)	81,750	240,097
Vidrala SA	1,837	178,823
Viscofan SA	3,181	197,907
		4,101,290
Sweden — 1.8%
AAK AB	14,375	404,869
AcadeMedia AB(c)	6,875	75,050
AddLife AB, Class B	9,375	187,897
Addnode Group AB, Class B	9,875	103,317
AFRY AB	7,875	132,322
Alimak Group AB(c)	5,500	85,125
Alleima AB	15,000	130,362
Ambea AB(c)	6,375	95,276
Apotea AB(a)	4,608	43,736
AQ Group AB	4,750	95,700
Arjo AB, Class B	18,750	63,887
Asker Healthcare Group AB(a)	16,942	164,707
Asmodee Group AB, Class B(a)	10,250	126,485
Atrium Ljungberg AB, Class B	24,375	86,510
Attendo AB(c)	8,875	79,139
Avanza Bank Holding AB	10,000	394,184
Axfood AB	8,625	246,695
Betsson AB, Class B	9,879	151,600
Better Collective A/S(a)(b)	3,875	46,297
Bilia AB, Class A	5,625	74,819
Billerud Aktiebolag	17,875	176,905
BioArctic AB, Class B(a)(c)	2,875	92,900
BioGaia AB, Class B	7,699	82,347
BoneSupport Holding AB(a)(c)	4,125	88,271
Boozt AB(a)(c)	5,750	65,545
Bravida Holding AB(c)	16,250	137,914
Bufab AB	10,625	109,940
Bure Equity AB	4,500	121,604
Camurus AB(a)	2,875	188,292
Castellum AB	31,250	354,688
Catena AB	3,625	170,160
Cibus Nordic Real Estate AB publ	5,000	86,748
Clas Ohlson AB, Class B	3,500	135,325
Cloetta AB, Class B	17,342	72,275
Creades AB, Class A	17,788	142,813
Dios Fastigheter AB	11,375	77,942
Dometic Group AB(c)	24,250	113,704
Dynavox Group AB(a)	6,739	70,485
Electrolux AB, Class B(a)	15,450	98,381
Electrolux Professional AB, Class B	18,875	133,792
Elekta AB, Class B	27,913	171,791
Embracer Group AB, Class B(a)	9,500	92,383
Engcon AB	4,125	33,710
Fabege AB	19,292	167,558
Getinge AB, Class B	18,125	413,239
Granges AB	8,500	124,375
Hemnet Group AB	6,875	127,947
Security	Shares	Value
Sweden (continued)
Hexpol AB	21,000	$192,374
HMS Networks AB(a)	2,625	131,232
Hufvudstaden AB, Class A	8,875	119,020
Husqvarna AB, Class B	25,568	122,391
Instalco AB	22,000	54,631
Intea Fastigheter AB, Class B(a)	9,193	65,628
INVISIO AB	2,875	79,248
Inwido AB	4,125	63,476
JM AB	5,625	83,430
Kinnevik AB, Class B(a)	19,375	180,008
Lagercrantz Group AB, Class B	16,039	367,865
Lindab International AB	6,000	132,630
Loomis AB, Class B	5,625	226,739
Medcap AB(a)	968	56,314
Medicover AB, Class B	5,250	131,007
Mildef Group AB	3,221	44,482
Millicom International Cellular SA	8,250	437,828
MIPS AB	2,125	70,610
Modern Times Group MTG AB, Class B(a)	6,564	84,036
Munters Group AB(c)	10,250	175,910
Mycronic AB	12,500	289,187
NCAB Group AB(a)	14,125	78,546
NCC AB, Class B	6,625	152,465
New Wave Group AB, Class B	7,000	85,034
Nolato AB, Class B	15,375	99,708
Nordnet AB publ	11,000	316,009
Norion Bank AB(a)	7,250	49,527
NP3 Fastigheter AB	7,992	219,933
Nyfosa AB	13,250	107,175
Pandox AB, Class B	8,500	171,420
Paradox Interactive AB	3,420	65,901
Peab AB, Class B	13,500	114,087
Platzer Fastigheter Holding AB, Class B	5,875	45,737
Plejd AB(a)	624	49,901
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	42,375	23,577
Ratos AB, Class B	20,250	79,647
RaySearch Laboratories AB, Class B	2,285	56,357
Rusta AB	6,000	44,362
Samhallsbyggnadsbolaget i Norden AB(a)(b)	118,000	53,095
Scandic Hotels Group AB(c)	12,125	117,734
Sdiptech AB, Class B(a)	2,875	57,435
Sectra AB, Class B	10,875	332,771
Sinch AB(a)(c)	53,625	163,903
SkiStar AB	3,375	61,392
SSAB AB, Class A	17,625	126,866
SSAB AB, Class B	50,125	352,053
Storskogen Group AB, Class B	110,500	131,689
Svolder AB, Class B	7,442	45,618
Sweco AB, Class B	15,875	270,711
Synsam AB	10,375	72,353
Thule Group AB(c)	8,625	230,065
Troax Group AB	3,500	51,989
Truecaller AB, Class B	21,400	56,779
VBG Group AB, Class B	1,625	66,649
Vimian Group AB(a)(b)	18,590	59,255
Vitec Software Group AB, Class B	2,625	87,017
Vitrolife AB	5,875	91,015
Wallenstam AB, Class B	28,125	127,950
Wihlborgs Fastigheter AB	22,000	214,397
Xvivo Perfusion AB(a)(b)	2,000	39,390
Yubico AB(a)(b)	3,750	35,501
		14,152,070

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland — 1.5%
Accelleron Industries AG	7,500	$592,594
Adecco Group AG, Registered	13,375	373,889
Allreal Holding AG, Registered	1,201	302,051
ALSO Holding AG, Registered	500	133,074
ams-OSRAM AG(a)	7,875	83,356
Aryzta AG(a)	1,756	110,370
Autoneum Holding AG	250	47,033
Bachem Holding AG	2,750	178,034
Basilea Pharmaceutica Ag Allschwil, Registered(a)	1,649	100,776
Bossard Holding AG, Class A, Registered	500	97,913
Bucher Industries AG, Registered	500	222,819
Burckhardt Compression Holding AG	250	168,601
Burkhalter Holding AG	750	130,108
Bystronic AG, Registered	125	39,230
Cembra Money Bank AG	2,375	280,800
Clariant AG, Registered	17,125	155,436
Comet Holding AG, Registered	625	150,154
COSMO Pharmaceuticals NV	875	67,875
Daetwyler Holding AG, Bearer	625	121,905
DKSH Holding AG	2,875	201,119
dormakaba Holding AG	2,500	205,944
Dottikon Es Holding AG(a)	375	165,697
EFG International AG	7,500	172,173
Emmi AG, Registered	125	112,901
Flughafen Zurich AG, Registered	1,605	479,193
Forbo Holding AG, Registered	125	114,788
Galenica AG(c)	4,168	473,161
Georg Fischer AG	6,250	413,561
Hiag Immobilien Holding AG	583	83,791
Huber + Suhner AG, Registered	1,125	205,165
Idorsia Ltd.(a)	12,025	48,098
Implenia AG, Registered	1,250	105,369
Inficon Holding AG	1,250	156,584
Interroll Holding AG, Registered	34	94,853
Intershop Holding AG	500	99,609
Kardex Holding AG, Registered	500	173,432
Kuros Biosciences AG(a)	2,387	95,280
Landis+Gyr Group AG	2,000	129,854
LEM Holding SA, Registered(a)	37	14,777
Medacta Group SA(c)	500	96,539
Mobilezone Holding AG, Registered	3,875	58,900
Mobimo Holding AG, Registered	625	279,371
Montana Aerospace AG(a)(c)	2,750	84,840
OC Oerlikon Corp. AG Pfaffikon, Registered	16,875	66,296
PSP Swiss Property AG, Registered	3,824	676,675
R&S Group Holding AG	2,041	44,811
Sensirion Holding AG(a)(c)	875	63,717
SFS Group AG	1,375	175,886
Siegfried Holding AG	3,077	276,167
SIG Group AG	24,593	298,350
SKAN Group AG	1,000	61,315
Softwareone Holding AG	11,410	126,450
Softwareone Holding AG(a)	2,137	23,862
Stadler Rail AG	4,375	109,982
Sulzer AG, Registered	1,500	261,984
Sunrise Communications AG, Class A	5,250	272,939
Swissquote Group Holding SA, Registered	875	541,020
Tecan Group AG, Registered	1,125	194,440
Temenos AG, Registered	4,082	371,297
TX Group AG	295	64,439
Valiant Holding AG, Registered	1,190	207,430
Vetropack Holding AG, Class A, Registered	1,500	41,720
Security	Shares	Value
Switzerland (continued)
Vontobel Holding AG, Registered	2,375	$179,705
Ypsomed Holding AG, Registered(b)	375	154,605
Zehnder Group AG, Registered	875	75,724
		11,709,831
United Kingdom — 4.7%
4imprint Group PLC	2,250	116,310
Aberdeen Group PLC	150,875	413,344
Advanced Medical Solutions Group PLC	18,500	53,561
AG Barr PLC	8,875	76,293
AJ Bell PLC	26,250	187,461
Alfa Financial Software Holdings PLC(c)	25,515	76,779
Alphawave IP Group PLC(a)	36,625	100,651
AO World PLC(a)	34,500	50,143
Ashmore Group PLC	36,750	79,244
Atalaya Mining PLC	11,000	103,607
Avon Technologies PLC	2,433	58,421
B&M European Value Retail SA	77,799	174,092
Babcock International Group PLC	21,000	315,560
Balfour Beatty PLC	41,000	382,216
Baltic Classifieds Group PLC	36,500	114,265
Beazley PLC	48,342	509,920
Bellway PLC	9,375	352,144
Berkeley Group Holdings PLC	8,000	397,981
Big Yellow Group PLC	15,375	235,979
Bodycote PLC	14,500	121,784
Breedon Group PLC	21,875	95,149
Bridgepoint Group PLC(c)	19,625	73,835
British Land Co. PLC (The)	78,069	420,000
Burberry Group PLC(a)	28,500	430,967
Bytes Technology Group PLC	18,125	83,179
C&C Group PLC	34,000	58,328
Capri Holdings Ltd.(a)	9,875	250,529
Carnival PLC(a)	11,625	278,466
Chemring Group PLC	21,750	138,762
Chesnara PLC	37,421	141,172
Clarkson PLC	2,500	125,132
Coats Group PLC	126,875	135,828
Computacenter PLC	5,750	226,249
Conduit Holdings Ltd.	12,252	55,610
Convatec Group PLC(c)	130,250	406,633
Craneware PLC	2,375	68,535
Cranswick PLC	4,250	290,287
Crest Nicholson Holdings PLC	23,625	45,005
Croda International PLC	10,595	381,651
Currys PLC	81,125	141,526
CVS Group PLC	5,750	93,235
Derwent London PLC	8,250	185,356
Diploma PLC	10,625	769,595
DiscoverIE Group PLC	8,625	67,588
Domino's Pizza Group PLC	28,250	65,308
Dowlais Group PLC	107,125	120,885
Dr. Martens PLC	61,375	62,800
Drax Group PLC	29,250	287,676
Dunelm Group PLC	10,500	154,555
easyJet PLC	24,125	159,423
Elementis PLC	47,000	101,533
Empiric Student Property PLC	63,500	63,293
Energean PLC	12,375	153,966
Fevertree Drinks PLC	8,375	89,215
Firstgroup PLC	43,625	102,038
Frasers Group PLC(a)	9,000	91,729
Future PLC	8,375	70,321

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Games Workshop Group PLC	2,625	$674,999
Gamma Communications PLC	7,250	90,690
Gates Industrial Corp. PLC(a)	21,255	483,764
GB Group PLC	20,125	67,864
Genuit Group PLC	19,750	86,376
Genus PLC	4,875	169,796
Georgia Capital PLC(a)	2,426	89,310
GlobalData PLC, NVS	25,500	39,661
Grafton Group PLC	14,125	177,232
Grainger PLC	56,000	137,000
Great Portland Estates PLC	27,375	115,740
Greencore Group PLC	30,875	98,086
Greggs PLC	8,625	178,326
Hammerson PLC	37,125	159,890
Harbour Energy PLC	45,750	126,101
Hays PLC	126,500	96,674
Helios Towers PLC(a)	58,500	123,713
Hill & Smith PLC	6,375	190,623
Hilton Food Group PLC	5,250	35,373
Hiscox Ltd.	27,000	478,465
Hochschild Mining PLC	28,258	150,739
Hollywood Bowl Group PLC	13,750	50,871
Howden Joinery Group PLC	43,625	486,037
Hunting PLC	14,000	68,741
Ibstock PLC(c)	36,875	65,581
ICG PLC	23,125	635,911
IG Group Holdings PLC	28,875	433,182
IMI PLC	19,864	640,666
Inchcape PLC	28,125	286,850
Indivior PLC(a)	7,040	236,544
Indivior PLC(a)	610	20,496
IntegraFin Holdings PLC	23,980	110,357
International Workplace Group PLC	60,375	185,050
Investec PLC	50,250	364,236
IP Group PLC(a)	101,125	86,473
ITV PLC	269,125	293,470
J D Wetherspoon PLC	7,875	71,562
JET2 PLC	8,054	150,001
Johnson Matthey PLC	13,781	363,003
Johnson Service Group PLC	36,375	68,083
JTC PLC(c)	12,750	215,015
Jupiter Fund Management PLC	57,875	112,239
Just Group PLC	75,178	213,260
Kainos Group PLC	7,875	108,753
Keller Group PLC	5,500	118,385
Kier Group PLC	42,000	124,985
Kiniksa Pharmaceuticals International PLC, Class A(a)	3,625	154,135
Lancashire Holdings Ltd.	19,375	149,861
Lion Finance Group PLC	2,807	333,095
LivaNova PLC(a)	4,625	295,121
LondonMetric Property PLC	186,434	464,258
Man Group PLC/Jersey	94,500	258,459
Marshalls PLC	21,750	51,765
Me Group International PLC	20,500	44,266
Metlen Energy & Metals PLC(a)	8,049	412,710
Metro Bank Holdings PLC(a)	50,000	70,156
Mitchells & Butlers PLC(a)	23,500	89,744
Mitie Group PLC	95,250	200,219
Molten Ventures PLC(a)	16,500	107,377
Mondi PLC, NVS	35,498	408,460
MONY Group PLC	40,500	101,257
Moonpig Group PLC	25,875	72,440
Security	Shares	Value
United Kingdom (continued)
Morgan Advanced Materials PLC	25,625	$68,688
Morgan Sindall Group PLC	3,625	227,925
NCC Group PLC	26,500	52,007
Ninety One PLC	33,500	95,015
Noble Corp. PLC	10,250	313,855
Ocado Group PLC(a)	43,000	105,105
OSB Group PLC	29,294	222,147
Oxford Biomedica PLC(a)	6,767	56,512
Oxford Instruments PLC	4,625	120,993
Oxford Nanopore Technologies PLC(a)	51,750	96,649
Pagegroup PLC	24,750	78,700
Pan African Resources PLC	161,250	213,322
Paragon Banking Group PLC	15,600	173,974
Penno Group PLC	38,878	283,927
Persimmon PLC	25,375	448,732
Pets at Home Group PLC	34,625	101,664
Playtech PLC	21,250	79,649
Plus500 Ltd.	6,286	263,456
Polar Capital Holdings PLC	9,125	65,561
Premier Foods PLC	47,875	113,309
Primary Health Properties PLC	206,687	266,723
PRS REIT PLC (The)	41,500	62,779
QinetiQ Group PLC	39,382	216,865
Quilter PLC(c)	111,500	281,902
Raspberry PI Holdings PLC(a)	8,125	35,043
Rathbones Group PLC	3,750	91,689
Renew Holdings PLC	7,125	88,107
Renishaw PLC	3,125	143,539
RHI Magnesita NV	1,625	54,480
Rightmove PLC	63,169	458,898
Rotork PLC	67,250	299,897
RS Group PLC	37,625	291,870
Safestore Holdings PLC	17,375	170,540
Savills PLC	10,875	146,544
Senior PLC	36,125	87,348
Serco Group PLC	85,375	288,856
Serica Energy PLC	28,000	63,381
Shaftesbury Capital PLC	125,000	239,601
SigmaRoc PLC(a)	79,750	126,210
Sirius Real Estate Ltd.	120,000	155,985
Softcat PLC	9,875	189,525
Spectris PLC	7,875	431,378
Spire Healthcare Group PLC(c)	23,125	70,290
SSP Group PLC	63,625	127,732
St. James's Place PLC	43,250	796,703
Supermarket Income REIT PLC	99,000	106,964
Target Healthcare REIT PLC	49,250	63,106
Tate & Lyle PLC	30,375	150,701
Taylor Wimpey PLC	281,250	382,300
TBC Bank Group PLC	3,377	182,372
Telecom Plus PLC	5,375	112,558
TP ICAP Group PLC	61,500	207,327
Trainline PLC(a)(c)	35,750	111,302
Travis Perkins PLC	16,186	136,669
Tritax Big Box REIT PLC	177,872	350,338
Tronox Holdings PLC	10,625	43,987
Trustpilot Group PLC(a)(c)	27,875	70,826
TUI AG(a)	36,250	346,059
UNITE Group PLC (The)	31,244	218,239
Vesuvius PLC	16,250	82,255
Victrex PLC	6,875	57,515
Vistry Group PLC(a)	26,375	232,719

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Volex PLC	10,500	$54,970
Volution Group PLC	15,750	131,761
Watches of Switzerland Group PLC(a)(c)	18,125	115,578
Weir Group PLC (The)	20,625	758,149
WH Smith PLC	9,909	90,060
Workspace Group PLC	12,625	63,755
WPP PLC	86,756	348,854
XPS Pensions Group PLC	14,875	71,278
Yellow Cake PLC(a)(c)	17,250	119,606
Zigup PLC	14,500	65,930
		35,940,863
United States — 59.3%
10X Genomics Inc., Class A(a)(b)	8,250	155,183
1st Source Corp.	1,480	92,411
A O Smith Corp.	9,125	602,067
A10 Networks Inc.	6,262	107,832
AAON Inc.	5,500	514,140
AAR Corp.(a)	3,018	251,128
Abercrombie & Fitch Co., Class A(a)	3,932	384,825
ABM Industries Inc.	5,000	215,000
Academy Sports & Outdoors Inc.	5,625	271,406
Acadia Healthcare Co. Inc.(a)	7,045	121,174
Acadia Pharmaceuticals Inc.(a)	8,625	215,970
Acadia Realty Trust	10,536	216,726
Acadian Asset Management Inc.	2,908	130,395
Accel Entertainment Inc., Class A(a)(b)	5,875	60,160
ACI Worldwide Inc.(a)	8,375	392,452
ACM Research Inc., Class A(a)	4,125	137,816
Acuity Inc.	2,500	916,050
Acuren Corp.(a)(b)	5,321	51,720
Acushnet Holdings Corp.	2,625	220,762
ACV Auctions Inc., Class A(a)	12,875	101,069
AdaptHealth Corp., Class A(a)	8,375	80,903
Adaptive Biotechnologies Corp.(a)(b)	10,000	196,600
Addus HomeCare Corp.(a)	1,560	187,512
Adeia Inc.	8,625	106,691
Adient PLC(a)	4,397	85,566
ADMA Biologics Inc.(a)	19,167	367,623
ADT Inc.	43,713	360,632
Adtalem Global Education Inc.(a)	3,125	289,250
ADTRAN Holdings Inc. (a)	7,375	58,484
Advance Auto Parts Inc.	4,777	247,831
Advanced Drainage Systems Inc.	5,875	895,232
Advanced Energy Industries Inc.	3,125	659,969
AdvanSix Inc.	2,500	38,475
AeroVironment Inc.(a)(b)	2,517	703,401
AES Corp. (The)	56,500	794,390
Affiliated Managers Group Inc.	2,297	617,503
AGCO Corp.	5,125	543,045
Agilysys Inc.(a)	2,125	261,290
Agios Pharmaceuticals Inc.(a)	4,416	128,947
AGNC Investment Corp.	81,293	852,764
Agree Realty Corp.	8,250	620,565
Air Lease Corp., Class A	8,625	551,396
Akamai Technologies Inc.(a)	11,531	1,032,255
Akero Therapeutics Inc.(a)	4,160	226,138
Alamo Group Inc.	875	140,324
Alarm.com Holdings Inc.(a)	3,648	189,550
Alaska Air Group Inc.(a)	2,625	112,508
Albany International Corp., Class A	2,750	131,120
Albemarle Corp.	9,090	1,181,609
Albertsons Companies Inc., Class A	29,264	536,409
Security	Shares	Value
United States (continued)
Alcoa Corp.	21,107	$881,006
Alexander's Inc.	250	52,983
Alight Inc., Class A	36,750	84,893
Align Technology Inc.(a)	5,538	815,138
Alignment Healthcare Inc.(a)	9,250	177,692
Alkami Technology Inc.(a)(b)	5,250	111,930
Alkermes PLC(a)	12,250	362,355
Allegiant Travel Co.(a)	500	38,000
Allegro MicroSystems Inc.(a)	10,250	273,572
ALLETE Inc.	3,791	256,347
Allient Inc.	1,090	58,707
Allison Transmission Holdings Inc.	6,875	609,537
Ally Financial Inc.	21,420	884,646
Alpha & Omega Semiconductor Ltd.(a)	2,625	53,235
Alpha Metallurgical Resources Inc.(a)	1,125	179,111
Alphatec Holdings Inc.(a)	8,500	191,675
Altice USA Inc., Class A(a)	20,875	39,663
Amalgamated Financial Corp.	3,375	99,056
A-Mark Precious Metals Inc.	1,875	53,831
Ambarella Inc.(a)	3,750	278,175
AMC Entertainment Holdings Inc., Class A(a)(b)	30,250	74,113
Amentum Holdings Inc.(a)	11,106	317,965
Amerant Bancorp Inc., Class A	5,250	98,753
Ameresco Inc., Class A(a)	4,000	138,840
American Airlines Group Inc.(a)	13,000	182,650
American Assets Trust Inc.	3,888	75,816
American Eagle Outfitters Inc.	14,521	296,228
American Healthcare REIT Inc.	12,940	657,093
American States Water Co.	2,665	196,597
American Superconductor Corp.(a)	3,375	104,929
American Woodmark Corp.(a)	1,250	68,913
Americold Realty Trust Inc.	21,297	230,647
Ameris Bancorp.	5,064	383,649
AMERISAFE Inc.	2,750	112,200
Amicus Therapeutics Inc.(a)	17,750	176,257
Amkor Technology Inc.	10,500	382,095
AMN Healthcare Services Inc.(a)	3,125	52,031
Amneal Pharmaceuticals Inc.(a)	14,500	181,540
Amphastar Pharmaceuticals Inc.(a)	3,959	109,664
Amplitude Inc., Class A(a)	6,750	69,390
Amprius Technologies Inc.(a)	7,215	81,674
Amylyx Pharmaceuticals Inc.(a)	6,592	98,748
AnaptysBio Inc.(a)(b)	1,750	72,888
Anavex Life Sciences Corp.(a)(b)	7,625	29,204
Andersons Inc. (The)	3,125	160,938
ANI Pharmaceuticals Inc.(a)	1,750	148,488
Antero Midstream Corp.	31,092	559,967
Antero Resources Corp.(a)	23,500	856,105
Anywhere Real Estate Inc.(a)	7,657	109,112
APA Corp.	29,375	733,494
Apartment Investment & Management Co., Class A	10,743	61,343
Apellis Pharmaceuticals Inc.(a)(b)	5,500	117,150
API Group Corp.(a)	27,218	1,076,744
Apogee Enterprises Inc.	2,125	77,371
Apogee Therapeutics Inc.(a)(b)	2,478	178,342
Apollo Commercial Real Estate Finance Inc.	11,500	116,495
Appfolio Inc., Class A(a)	1,750	399,490
Appian Corp., Class A(a)	2,750	111,100
Apple Hospitality REIT Inc.	18,125	215,506
Applied Digital Corp.(a)(b)	20,243	548,585
Applied Industrial Technologies Inc.(b)	3,085	798,460
Applied Optoelectronics Inc.(a)(b)	4,250	113,815

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
AptarGroup Inc.	5,298	$660,925
Aramark	20,000	743,400
Arbor Realty Trust Inc.	9,007	80,252
ArcBest Corp.	1,875	120,319
Arcellx Inc.(a)	2,750	199,952
Archer Aviation Inc., Class A(a)(b)	49,394	384,779
Archrock Inc.	12,875	315,952
Arcosa Inc.	4,000	426,160
Arcus Biosciences Inc.(a)	6,625	172,912
Arcutis Biotherapeutics Inc.(a)	8,375	256,694
Ardelyx Inc.(a)	19,000	110,200
Argan Inc.	1,125	444,600
Arhaus Inc., Class A(a)	5,125	52,993
Arlo Technologies Inc.(a)	8,875	128,688
Armada Hoffler Properties Inc.	7,375	48,454
ARMOUR Residential REIT Inc.	13,467	235,942
Armstrong World Industries Inc.	3,559	675,285
Array Digital Infrastructure Inc.	1,250	61,475
Array Technologies Inc.(a)(b)	13,625	102,324
ArriVent Biopharma Inc.(a)(b)	1,625	37,278
Arrow Electronics Inc.(a)	4,250	459,042
Arrowhead Pharmaceuticals Inc.(a)	10,007	527,369
ARS Pharmaceuticals Inc.(a)(b)	3,750	35,775
Artisan Partners Asset Management Inc., Class A	4,564	189,315
Artivion Inc.(a)	3,000	139,980
Arvinas Inc.(a)(b)	5,250	66,071
Asana Inc., Class A(a)(b)	7,000	90,160
Asbury Automotive Group Inc.(a)	1,500	348,855
ASGN Inc.(a)	3,625	163,161
Ashland Inc.	3,750	198,375
ASP Isotopes Inc.(a)	6,283	39,080
Aspen Aerogels Inc.(a)	7,000	22,540
Associated Banc-Corp.	11,586	304,596
Assurant Inc.	3,926	895,756
Assured Guaranty Ltd.	2,839	257,043
AST SpaceMobile Inc., Class A(a)(b)	17,504	983,725
Astec Industries Inc.	2,000	88,520
Astrana Health Inc.(a)	3,625	83,520
Astronics Corp.(a)	2,500	136,425
ATI Inc.(a)	11,213	1,130,270
Atkore Inc.	3,000	200,850
Atlanta Braves Holdings Inc., Class A(a)(b)	510	22,221
Atlanta Braves Holdings Inc., Class C, NVS(a)	3,388	134,842
Atlantic Union Bankshares Corp.	9,348	316,243
Atlanticus Holdings Corp.(a)(b)	750	44,213
Atlas Energy Solutions Inc.	4,625	39,868
Atmus Filtration Technologies Inc.	6,625	335,291
AtriCure Inc.(a)	3,875	139,965
Aurora Innovation Inc., Class A(a)(b)	76,500	320,535
Autoliv Inc.	5,759	679,504
AutoNation Inc.(a)	2,125	448,991
Avadel Pharmaceuticals PLC(a)(b)	8,375	179,979
Avanos Medical Inc.(a)	4,250	49,895
Avantor Inc.(a)	50,498	592,342
Aveanna Healthcare Holdings Inc.(a)	5,250	49,035
AvePoint Inc.(a)	12,391	161,083
Avidity Biosciences Inc.(a)	8,605	616,978
Avient Corp.	7,250	221,777
Avis Budget Group Inc.(a)	1,426	193,765
Avista Corp.	6,375	263,797
Avnet Inc.	7,125	338,509
Axalta Coating Systems Ltd.(a)	17,059	513,988
Security	Shares	Value
United States (continued)
Axcelis Technologies Inc.(a)	2,625	$217,271
Axis Capital Holdings Ltd.	6,277	641,760
Axogen Inc.(a)	3,875	111,019
Axos Financial Inc.(a)	4,184	343,841
Axsome Therapeutics Inc.(a)	2,625	397,687
Azenta Inc.(a)	3,375	120,015
AZZ Inc.	2,296	242,044
Badger Meter Inc.	2,375	424,032
Balchem Corp.	2,625	410,051
Baldwin Insurance Group Inc. (The), Class A(a)(b)	6,212	177,104
Banc of California Inc.	11,386	209,958
BancFirst Corp.	981	108,734
Bancorp Inc. (The)(a)	3,299	211,367
Bank First Corp.	753	93,922
Bank of Hawaii Corp.	3,060	200,552
Bank OZK	8,500	391,170
BankUnited Inc.	5,107	220,673
Banner Corp.	2,381	149,551
Barrett Business Services Inc.	2,000	70,180
Bath & Body Works Inc.	16,625	289,441
Beam Therapeutics Inc.(a)(b)	7,125	180,476
Beazer Homes USA Inc.(a)	2,750	62,893
Bel Fuse Inc., Class B, NVS	1,000	154,030
Belden Inc.	3,375	382,725
BellRing Brands Inc.(a)	10,250	316,622
Benchmark Electronics Inc.	3,500	157,255
Berkshire Hills Bancorp Inc.	6,644	170,020
BGC Group Inc., Class A	26,144	227,453
BigBear.ai Holdings Inc.(a)(b)	35,079	222,401
BILL Holdings Inc.(a)	7,750	388,662
BioCryst Pharmaceuticals Inc.(a)	15,625	112,188
Biohaven Ltd.(a)	7,500	75,225
BioLife Solutions Inc.(a)	3,125	82,813
BioMarin Pharmaceutical Inc.(a)	14,669	820,437
Bio-Rad Laboratories Inc., Class A(a)(b)	1,509	490,214
Bio-Techne Corp.	12,257	790,699
Bit Digital Inc.(a)	25,700	61,166
BJ's Restaurants Inc.(a)	2,000	76,700
BJ's Wholesale Club Holdings Inc.(a)	10,500	936,915
BKV Corp.(a)(b)	2,125	58,671
Black Hills Corp.	5,792	427,392
Blackbaud Inc.(a)	3,500	197,330
BlackLine Inc.(a)	4,625	263,579
Blackstone Mortgage Trust Inc., Class A	13,000	253,110
Blend Labs Inc., Class A(a)(b)	19,750	62,410
Bloomin' Brands Inc.	7,875	55,913
Blue Bird Corp.(a)(b)	3,000	156,660
Blue Owl Capital Inc., Class A	50,049	750,735
BlueLinx Holdings Inc.(a)	875	54,591
Boise Cascade Co.	3,125	238,250
BOK Financial Corp.	1,266	142,577
Boot Barn Holdings Inc.(a)	2,500	484,550
BorgWarner Inc.	17,484	752,861
Boston Beer Co. Inc. (The), Class A(a)	750	146,100
Bowhead Specialty Holdings Inc.(a)	2,375	66,144
Box Inc., Class A(a)	11,375	336,017
Boyd Gaming Corp.	4,017	334,616
Brady Corp., Class A, NVS	3,625	283,620
Brandywine Realty Trust	17,000	58,310
Braze Inc., Class A(a)	6,125	175,787
Bridgebio Pharma Inc.(a)(b)	12,556	904,158
Bright Horizons Family Solutions Inc.(a)	4,441	456,357

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Brighthouse Financial Inc.(a)	4,526	$296,679
BrightSpire Capital Inc., Class A	12,250	68,723
BrightSpring Health Services Inc.(a)	6,500	235,040
BrightView Holdings Inc.(a)	5,875	74,143
Brinker International Inc.(a)	3,625	557,489
Brink's Co. (The)	3,625	407,196
Brixmor Property Group Inc.	24,000	627,360
Broadstone Net Lease Inc.	15,000	263,550
Brookdale Senior Living Inc.(a)	18,532	206,261
Bruker Corp.	8,375	408,784
Brunswick Corp.	4,194	277,265
Buckle Inc. (The)	2,500	141,200
Bumble Inc., Class A(a)	8,125	28,844
Burke & Herbert Financial Services Corp.	2,000	130,480
Business First Bancshares Inc.	4,500	117,090
BWX Technologies Inc.	7,350	1,314,768
Byline Bancorp Inc.	4,125	115,170
C3.ai Inc., Class A(a)(b)	9,750	140,888
Cable One Inc.	375	43,946
Cabot Corp.	4,375	273,744
CACI International Inc., Class A(a)	1,750	1,079,925
Cactus Inc., Class A	5,375	230,695
Cadence Bank	5,818	231,789
Cadre Holdings Inc.	2,625	112,035
Caesars Entertainment Inc.(a)	16,875	392,681
California Resources Corp.	5,125	244,872
California Water Service Group	4,755	215,734
Calix Inc.(a)	5,125	283,259
Cal-Maine Foods Inc.	3,500	291,620
Calumet Inc.(a)	8,250	159,225
Camden National Corp.	2,625	106,155
Camden Property Trust	8,593	913,780
Campbell's Company/The	15,562	474,330
Camping World Holdings Inc., Class A	4,500	50,355
Cannae Holdings Inc.	3,417	55,014
Cantaloupe Inc.(a)(b)	8,875	94,696
Capital City Bank Group Inc.	2,750	115,280
CareDx Inc.(a)	4,827	86,258
CareTrust REIT Inc.	17,872	670,736
Cargurus Inc.(a)	7,000	246,960
CarMax Inc.(a)	11,816	456,807
Carpenter Technology Corp.	4,040	1,286,902
Cars.com Inc.(a)	5,750	66,700
Carter's Inc.	3,167	101,059
Casella Waste Systems Inc., Class A(a)(b)	5,000	481,950
Casey's General Stores Inc.	2,956	1,686,280
Castle Biosciences Inc.(a)	2,875	114,856
Catalyst Pharmaceuticals Inc.(a)	9,250	216,542
Cathay General Bancorp.	4,514	218,658
Cava Group Inc.(a)	7,173	350,688
Cavco Industries Inc.(a)	625	372,281
CBIZ Inc.(a)(b)	3,625	176,537
CBL & Associates Properties Inc.	1,625	54,308
CCC Intelligent Solutions Holdings Inc.(a)	34,875	259,819
CECO Environmental Corp.(a)(b)	2,750	143,413
Celanese Corp., Class A	8,456	352,192
Celcuity Inc.(a)	1,024	103,567
Celldex Therapeutics Inc.(a)(b)	4,875	131,723
Celsius Holdings Inc.(a)	12,375	506,632
Centerspace	1,375	91,795
Central Garden & Pet Co., Class A, NVS(a)	4,750	146,965
Central Pacific Financial Corp.	1,252	37,234
Security	Shares	Value
United States (continued)
Centrus Energy Corp., Class A(a)(b)	1,215	$315,049
Centuri Holdings Inc.(a)	7,207	162,085
Century Aluminum Co.(a)	6,250	187,312
Century Communities Inc.	2,250	146,903
Certara Inc.(a)(b)	10,500	96,180
CEVA Inc.(a)	2,375	51,276
CG oncology, Inc.(a)(b)	3,375	151,335
Champion Homes Inc.(a)	4,375	375,550
Charles River Laboratories International Inc.(a)	4,002	712,916
Chart Industries Inc.(a)	3,500	713,825
Cheesecake Factory Inc. (The)	4,375	208,512
Chefs' Warehouse Inc. (The)(a)	3,000	183,960
Chemed Corp.	1,188	521,758
Chemours Co. (The)	13,000	166,270
Chesapeake Utilities Corp.	1,875	260,737
Chewy Inc., Class A(a)	17,785	618,384
Chimera Investment Corp.	7,250	92,728
Choice Hotels International Inc.(b)	1,508	137,620
Chord Energy Corp.	4,207	394,869
Churchill Downs Inc.	5,250	572,722
Cidara Therapeutics Inc.(a)	918	201,850
Cinemark Holdings Inc.	9,375	256,687
Cipher Mining Inc.(a)(b)	22,625	460,419
Cirrus Logic Inc.(a)	4,291	516,379
City Holding Co.	1,165	141,326
Civitas Resources Inc.	6,500	190,905
Clarivate PLC(a)(b)	25,500	95,880
Clean Harbors Inc.(a)	4,062	924,349
Cleanspark Inc.(a)(b)	23,250	351,075
Clear Channel Outdoor Holdings Inc.(a)	27,750	55,223
Clear Secure Inc., Class A	7,750	275,125
Clearwater Analytics Holdings Inc., Class A(a)	23,156	510,821
Clearway Energy Inc., Class A	3,000	102,600
Clearway Energy Inc., Class C	6,875	251,762
Cleveland-Cliffs Inc.(a)	45,814	597,415
Clover Health Investments Corp., Class A(a)(b)	31,000	77,190
CNO Financial Group Inc.	7,874	322,283
CNX Resources Corp.(a)	11,875	461,225
Coastal Financial Corp./WA(a)	1,074	119,590
Coca-Cola Consolidated Inc.	4,514	735,556
Coeur Mining Inc.(a)	49,937	862,412
Cogent Biosciences Inc.(a)	6,875	276,512
Cogent Communications Holdings Inc.	3,750	71,550
Cognex Corp.	14,000	533,400
Cohen & Steers Inc.	1,919	121,377
Coherent Corp.(a)	12,500	2,053,250
Cohu Inc.(a)	4,375	106,400
Collegium Pharmaceutical Inc.(a)	3,500	163,380
Columbia Banking System Inc.	25,617	710,103
Columbia Financial Inc.(a)(b)	6,125	96,959
Columbia Sportswear Co.	2,500	134,275
Comerica Inc.	10,586	850,903
Commerce Bancshares Inc.	9,074	489,179
Commercial Metals Co.	9,000	574,020
CommScope Holding Co. Inc.(a)	17,500	345,450
Community Bank System Inc.	4,071	231,070
Community Trust Bancorp. Inc.	2,250	124,875
CommVault Systems Inc.(a)	3,500	432,250
Compass Diversified Holdings	7,750	57,040
Compass Inc., Class A(a)	36,625	381,632
Compass Minerals International Inc.(a)	4,000	75,960
CompoSecure Inc., Class A(a)	3,750	74,513

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Comstock Resources Inc.(a)	7,000	$188,020
Conagra Brands Inc.	38,468	686,654
Concentra Group Holdings Parent Inc.	9,875	203,030
Concentrix Corp.	3,254	117,827
Confluent Inc., Class A(a)	19,875	442,219
CONMED Corp.	2,500	108,550
ConnectOne Bancorp. Inc.	5,125	129,509
Construction Partners Inc., Class A(a)(b)	3,750	408,750
CONTRA 89BIO Inc. COMMON STOCK, NVS(b)	9,875	3,358
COPT Defense Properties	8,982	276,017
Corcept Therapeutics Inc.(a)	7,625	605,425
Core & Main Inc., Class A(a)	15,375	743,227
Core Laboratories Inc.(b)	4,250	64,175
Core Natural Resources Inc.	4,375	350,000
Core Scientific Inc.(a)(b)	21,378	361,074
CoreCivic Inc.(a)	9,625	173,731
CorMedix Inc.(a)(b)	5,875	57,634
Corsair Gaming Inc.(a)	5,000	32,600
CorVel Corp.(a)	2,250	164,655
Coty Inc., Class A(a)	38,125	126,575
Coursera Inc.(a)	11,250	89,438
Cousins Properties Inc.	13,375	344,807
Covenant Logistics Group Inc., Class A	1,875	37,388
CRA International Inc.	625	110,213
Cracker Barrel Old Country Store Inc.	1,875	54,169
Crane Co.	3,875	710,094
Crane NXT Co.	4,125	232,237
Credit Acceptance Corp.(a)(b)	442	204,191
Crescent Energy Co., Class A	14,125	133,199
Crinetics Pharmaceuticals Inc.(a)	6,625	301,835
CRISPR Therapeutics AG(a)(b)	6,500	347,555
Crocs Inc.(a)	4,657	395,752
Crown Holdings Inc.	9,359	906,232
CSG Systems International Inc.	2,375	187,079
CSW Industrials Inc.	1,375	373,821
CTS Corp.	2,875	121,699
CubeSmart	19,350	720,400
Cullen/Frost Bankers Inc.	4,825	596,949
Curbline Properties Corp.	7,615	182,303
Curtiss-Wright Corp.	3,000	1,692,870
Custom Truck One Source Inc.(a)	9,000	57,510
Customers Bancorp Inc.(a)	1,947	134,148
CVB Financial Corp.	11,138	219,196
CVR Energy Inc.(a)	3,375	116,539
Cytokinetics Inc.(a)(b)	8,875	604,654
Daily Journal Corp.(a)(b)	125	57,299
Daktronics Inc.(a)	4,125	78,086
Dana Inc.	10,375	232,504
Darling Ingredients Inc.(a)	12,625	462,201
Dave & Buster's Entertainment Inc.(a)(b)	3,250	56,843
Dave Inc.(a)	705	153,873
DaVita Inc.(a)	3,162	378,428
Day One Biopharmaceuticals Inc.(a)	5,500	52,195
Dayforce Inc.(a)	10,801	746,349
Delek U.S. Holdings Inc.	4,837	187,047
Deluxe Corp.	4,250	86,360
Denali Therapeutics Inc.(a)(b)	10,250	199,567
Dentsply Sirona Inc.	15,302	173,525
DiamondRock Hospitality Co.	16,465	149,996
Dianthus Therapeutics Inc.(a)	1,281	56,338
Diebold Nixdorf Inc.(a)	1,722	111,103
Digi International Inc.(a)	3,000	125,490
Security	Shares	Value
United States (continued)
DigitalBridge Group Inc.	14,875	$144,436
DigitalOcean Holdings Inc.(a)	5,625	250,425
Dillard's Inc., Class A	279	186,947
Diodes Inc.(a)	4,375	202,169
Disc Medicine Inc.(a)	2,432	227,052
Distribution Solutions Group Inc.(a)	1,000	27,760
Diversified Energy Co.	5,000	75,569
Diversified Healthcare Trust	19,750	95,393
DNOW Inc.(a)	17,758	247,902
Dolby Laboratories Inc., Class A	4,875	328,819
Donaldson Co. Inc.	9,299	835,980
Donegal Group Inc., Class A	3,875	78,004
Donnelley Financial Solutions Inc.(a)	2,282	111,955
Dorian LPG Ltd.	4,375	108,413
Dorman Products Inc.(a)	2,125	281,074
DoubleVerify Holdings Inc.(a)	12,125	127,798
Douglas Dynamics Inc.	2,250	72,698
Douglas Emmett Inc.	5,280	64,363
Doximity Inc., Class A(a)	9,490	488,166
Dream Finders Homes Inc., Class A(a)(b)	2,750	54,368
Driven Brands Holdings Inc.(a)	5,750	84,008
Dropbox Inc., Class A(a)	15,616	466,606
DT Midstream Inc.(a)	8,266	1,003,988
Ducommun Inc.(a)	1,125	103,151
Duolingo Inc.(a)	2,769	530,014
Dutch Bros. Inc., Class A(a)	10,210	598,408
D-Wave Quantum Inc.(a)(b)	27,230	617,304
DXC Technology Co.(a)	14,375	189,750
DXP Enterprises Inc./TX(a)	1,500	140,985
Dycom Industries Inc.(a)	2,375	858,634
Dynavax Technologies Corp.(a)	9,375	106,594
Dyne Therapeutics Inc.(a)	6,396	140,072
Dynex Capital Inc.	7,125	99,821
Eagle Materials Inc.	2,750	615,230
East West Bancorp. Inc.	11,135	1,188,104
Easterly Government Properties Inc., Class A	3,142	68,496
Eastern Bankshares Inc.	11,844	223,023
EastGroup Properties Inc.	4,293	777,806
Eastman Chemical Co.	9,677	600,748
Ecovyst Inc.(a)	10,250	94,300
Edgewell Personal Care Co.	4,250	75,905
Edgewise Therapeutics Inc.(a)	4,125	107,415
Elanco Animal Health Inc.(a)	40,125	933,709
Elastic NV(a)	7,088	499,917
Element Solutions Inc.	18,250	473,040
elf Beauty Inc.(a)(b)	4,524	344,593
Ellington Financial Inc.	8,250	113,025
Elme Communities	7,090	123,082
Embecta Corp.	5,125	65,369
Empire State Realty Trust Inc., Class A	11,250	79,088
Employers Holdings Inc.	1,721	68,582
Encompass Health Corp.	7,887	916,627
Encore Capital Group Inc.(a)	2,250	116,753
Energizer Holdings Inc.	5,250	95,708
Energy Recovery Inc.(a)	5,284	76,354
Enerpac Tool Group Corp., Class A	4,750	179,882
EnerSys	3,250	465,107
Enliven Therapeutics Inc.(a)	2,500	54,000
Enova International Inc.(a)	1,443	189,163
Enovis Corp.(a)	3,253	98,468
Enovix Corp.(a)(b)	14,604	113,765
Enphase Energy Inc.(a)	10,750	310,137

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Enpro Inc.	1,750	$389,987
Ensign Group Inc. (The)	4,500	834,930
Enterprise Financial Services Corp.	3,750	204,787
Enviri Corp.(a)	7,500	137,550
Envista Holdings Corp.(a)	13,625	284,762
Eos Energy Enterprises Inc.(a)(b)	26,059	392,188
EPAM Systems Inc.(a)(b)	4,387	820,369
ePlus Inc.	2,250	201,600
EPR Properties	6,125	320,154
Equity Bancshares Inc., Class A	2,625	114,293
Esab Corp.	4,625	519,110
ESCO Technologies Inc.	2,125	452,434
Esquire Financial Holdings Inc.	571	58,276
Essent Group Ltd.	8,154	511,745
Essential Properties Realty Trust Inc.	13,875	439,282
Ethan Allen Interiors Inc.	3,156	74,608
Etsy Inc.(a)	7,454	404,156
Euronet Worldwide Inc.(a)	3,375	250,054
Eve Holding Inc.(a)(b)	7,000	27,580
Evercore Inc., Class A	3,104	993,497
EverQuote Inc., Class A(a)	2,500	65,975
Everus Construction Group Inc.(a)	3,875	356,345
Evolent Health Inc., Class A(a)	8,000	33,600
Evolv Technologies Holdings Inc.(a)	14,000	89,460
Exact Sciences Corp.(a)	15,225	1,542,140
Excelerate Energy Inc., Class A	2,252	63,236
Exelixis Inc.(a)	20,375	899,964
ExlService Holdings Inc.(a)	12,750	506,557
eXp World Holdings Inc.	7,875	89,381
Exponent Inc.	4,125	298,237
Extreme Networks Inc.(a)	10,500	183,750
EZCORP Inc., Class A, NVS(a)(b)	5,375	103,630
Fabrinet(a)	3,000	1,378,230
FactSet Research Systems Inc.	3,040	842,901
Farmers National Banc Corp.	7,125	96,829
Fastly Inc., Class A(a)	12,125	141,378
FB Financial Corp.	3,875	216,457
Federal Agricultural Mortgage Corp., Class C, NVS	750	128,820
Federal Realty Investment Trust	6,171	609,263
Federal Signal Corp.(b)	4,875	555,750
Federated Hermes Inc., NVS	6,414	321,790
Figs Inc., Class A(a)	11,250	110,138
First Advantage Corp.(a)(b)	6,125	85,015
First American Financial Corp.	8,125	534,300
First Bancorp./Southern Pines NC	2,323	118,496
First Busey Corp.	6,309	148,514
First Commonwealth Financial Corp.	8,406	136,598
First Community Bankshares Inc.	2,750	91,905
First Financial Bancorp.	5,953	148,111
First Financial Bankshares Inc.	8,828	275,787
First Financial Corp.	2,000	116,740
First Hawaiian Inc.	9,382	233,799
First Horizon Corp.	42,913	958,676
First Industrial Realty Trust Inc.	10,625	608,175
First Interstate BancSystem Inc., Class A	5,875	192,935
First Merchants Corp.	4,649	171,269
First Mid Bancshares Inc.	3,250	123,695
First Watch Restaurant Group Inc.(a)	4,375	81,200
FirstCash Holdings Inc.	3,250	514,832
Firstsun Capital Bancorp(a)(b)	1,750	58,503
Five Below Inc.(a)	4,387	723,372
Five Star Bancorp.	3,125	107,781
Security	Shares	Value
United States (continued)
Five9 Inc.(a)	6,625	$129,784
Flagstar Bank NA	23,877	292,254
Floor & Decor Holdings Inc., Class A(a)	8,500	540,770
Flowers Foods Inc.	11,784	126,442
Flowserve Corp.	10,625	758,094
Fluence Energy Inc.(a)(b)	7,125	139,935
Fluor Corp.(a)	13,996	600,848
Flywire Corp.(a)	11,199	156,674
FMC Corp.	9,875	141,114
FNB Corp.	33,000	549,120
Forestar Group Inc.(a)	2,250	57,420
FormFactor Inc.(a)	7,125	392,017
Fortrea Holdings Inc.(a)	7,302	92,808
Fortune Brands Innovations Inc.	9,394	485,012
Forward Air Corp.(a)	2,500	57,425
Four Corners Property Trust Inc.	8,036	193,185
Fox Factory Holding Corp.(a)	3,500	51,765
Franklin BSP Realty Trust Inc.	7,375	76,848
Franklin Electric Co. Inc.	3,041	289,351
Franklin Resources Inc.	22,401	506,039
Freedom Holding Corp./NV(a)(b)	1,638	216,052
Fresh Del Monte Produce Inc.	4,406	159,233
Freshpet Inc.(a)	3,750	214,350
Freshworks Inc., Class A(a)	15,875	192,722
frontdoor Inc.(a)	6,125	330,321
Frontier Communications Parent Inc.(a)	19,806	751,044
Frontier Group Holdings Inc.(a)(b)	6,750	30,780
FTAI Aviation Ltd.(b)	8,166	1,414,678
FTAI Infrastructure Inc.	10,375	44,405
FTI Consulting Inc.(a)	2,875	469,056
fuboTV Inc.(a)(b)	27,500	83,600
Fulgent Genetics Inc.(a)	2,625	77,648
Fulton Financial Corp.	11,734	212,972
Galaxy Digital Inc., Class A(a)(b)	12,932	343,862
GameStop Corp., Class A(a)(b)	33,625	757,571
Gannett Co. Inc.(a)	14,500	72,645
Gap Inc. (The)	19,500	527,865
Garrett Motion Inc.	8,125	134,306
GATX Corp.	2,750	439,807
GCI Liberty Inc., Class C, NVS(a)	1,896	63,175
Genco Shipping & Trading Ltd.	5,635	106,614
GeneDx Holdings Corp., Class A(a)	1,500	250,425
Generac Holdings Inc.(a)(b)	4,750	720,242
Gentex Corp.	17,988	410,666
Gentherm Inc.(a)	2,750	98,093
Genworth Financial Inc., Class A(a)	32,374	281,006
GEO Group Inc. (The)(a)	11,375	179,270
German American Bancorp. Inc.	1,538	61,059
Geron Corp.(a)	45,375	53,543
Getty Realty Corp.	4,875	138,791
Gibraltar Industries Inc.(a)	2,875	143,635
G-III Apparel Group Ltd.(a)	4,007	116,804
Gitlab Inc., Class A(a)	10,451	429,118
Glacier Bancorp. Inc.	8,502	359,635
Glaukos Corp.(a)	4,375	465,019
Global Business Travel Group I(a)	9,000	69,390
Global Industrial Co.	2,375	68,020
Global Net Lease Inc.	15,625	128,281
Globalstar Inc.(a)	4,125	250,594
Globe Life Inc.	6,569	885,041
Globus Medical Inc., Class A(a)	9,000	819,360
Gogo Inc.(a)	7,000	50,050

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Golden Entertainment Inc.	2,250	$67,545
GoodRx Holdings Inc., Class A(a)(b)	10,750	30,208
Goodyear Tire & Rubber Co. (The)(a)	23,375	202,427
Goosehead Insurance Inc., Class A	2,273	162,633
Gorman-Rupp Co. (The)	2,000	92,980
Graham Holdings Co., Class B	277	306,500
GRAIL Inc.(a)(b)	2,750	303,572
Grand Canyon Education Inc.(a)	2,378	375,106
Granite Construction Inc.	3,500	376,355
Granite Ridge Resources Inc.	6,125	31,544
Graphic Packaging Holding Co.	22,004	356,025
Great Lakes Dredge & Dock Corp.(a)	6,875	87,794
Great Southern Bancorp. Inc.	1,750	105,280
Green Brick Partners Inc.(a)	2,750	186,670
Greenbrier Companies Inc. (The)	2,500	111,200
Greif Inc., Class A, NVS	2,042	134,016
Greif Inc., Class B	875	62,283
Grid Dynamics Holdings Inc.(a)	5,500	48,180
Griffon Corp.	3,250	243,750
Grindr Inc.(a)(b)	2,875	36,886
Grocery Outlet Holding Corp.(a)	8,213	91,411
Group 1 Automotive Inc.	1,000	401,040
Guardant Health Inc.(a)	9,148	991,826
Guess? Inc.	3,125	53,313
Guidewire Software Inc.(a)	6,798	1,468,232
Gulfport Energy Corp.(a)	1,250	278,112
GXO Logistics Inc.(a)	9,500	482,030
H&R Block Inc.	10,875	458,055
H2O America	2,594	120,439
HA Sustainable Infrastructure Capital Inc.	8,652	297,283
Hackett Group Inc. (The)	2,375	43,866
Haemonetics Corp.(a)	4,000	325,400
Hagerty Inc., Class A(a)(b)	7,625	101,870
Hallador Energy Co.(a)	2,594	52,892
Halozyme Therapeutics Inc.(a)	10,125	722,925
Hamilton Lane Inc., Class A	3,148	390,147
Hancock Whitney Corp.	6,875	416,556
Hanmi Financial Corp.	1,623	44,827
Hanover Insurance Group Inc. (The)	2,693	499,686
Harley-Davidson Inc.	9,625	235,716
Harmonic Inc.(a)	9,375	89,625
Harmony Biosciences Holdings Inc.(a)	3,538	124,856
Harrow Inc.(a)(b)	3,000	125,340
Hasbro Inc.	10,500	867,300
Hawaiian Electric Industries Inc.(a)	13,750	161,700
Hawkins Inc.(b)	1,750	227,535
Hayward Holdings Inc.(a)	16,625	273,481
HB Fuller Co.	4,294	250,254
HBT Financial Inc.	2,875	69,575
HCI Group Inc.	662	117,671
Healthcare Realty Trust Inc., Class A	27,250	496,767
Healthcare Services Group Inc.(a)	6,625	124,418
HealthEquity Inc.(a)	6,875	723,112
HealthStream Inc.	2,375	59,731
Heartland Express Inc.	5,375	42,248
Hecla Mining Co.	51,392	864,413
Heidrick & Struggles International Inc.	2,099	123,568
Helios Technologies Inc.	2,750	148,473
Helix Energy Solutions Group Inc.(a)	11,500	76,590
Helmerich & Payne Inc.	8,500	237,150
Henry Schein Inc.(a)	9,463	705,656
Herbalife Ltd.(a)	10,000	127,300
Security	Shares	Value
United States (continued)
Herc Holdings Inc.	2,575	$345,745
Heritage Commerce Corp.	10,500	114,345
Heritage Insurance Holdings Inc.(a)	1,996	57,984
Hertz Global Holdings Inc.(a)(b)	9,875	51,745
Hess Midstream LP, Class A	10,016	337,339
Hexcel Corp.	6,377	486,119
HF Sinclair Corp.	13,044	690,158
Highwoods Properties Inc.	8,375	232,825
Hillenbrand Inc.	6,211	197,758
Hillman Solutions Corp.(a)	15,625	136,719
Hilltop Holdings Inc.	4,171	143,149
Hilton Grand Vacations Inc.(a)	3,324	142,367
Hims & Hers Health Inc.(a)(b)	14,514	577,077
Hinge Health Inc., Class A(a)(b)	1,314	64,268
HNI Corp.	4,125	171,270
Home BancShares Inc./AR	15,072	422,920
Horace Mann Educators Corp.	3,205	146,725
Horizon Bancorp Inc./IN	4,120	70,617
Host Hotels & Resorts Inc.	51,393	906,059
Houlihan Lokey Inc., Class A	4,290	752,466
Howard Hughes Holdings Inc.(a)	3,000	268,590
Hub Group Inc., Class A	4,537	174,992
Hudson Pacific Properties Inc.(a)	30,171	59,739
Huntington Ingalls Industries Inc.	3,125	980,062
Huntsman Corp.	8,548	89,070
Huron Consulting Group Inc.(a)(b)	1,500	246,915
Hut 8 Corp.(a)	7,558	340,110
Hyster-Yale Inc.	750	21,810
I3 Verticals Inc., Class A(a)(b)	3,265	77,283
IAC Inc.(a)	5,450	191,131
Ibotta Inc., Class A(a)	888	21,188
ICF International Inc.	1,500	117,060
Ichor Holdings Ltd.(a)	3,125	52,500
ICU Medical Inc.(a)	1,875	278,325
IDACORP Inc.	4,375	576,537
Ideaya Biosciences Inc.(a)	6,500	231,530
IDT Corp., Class B	2,145	106,757
IES Holdings Inc.(a)	750	313,927
ImmunityBio Inc.(a)(b)	19,375	45,725
Immunome Inc.(a)(b)	6,375	117,428
Immunovant Inc.(a)	5,750	138,863
Impinj Inc.(a)	2,214	380,520
Independence Realty Trust Inc.	17,875	306,556
Independent Bank Corp.	2,789	200,947
Independent Bank Corp./MI	571	18,643
indie Semiconductor Inc., Class A(a)(b)	15,967	56,843
Ingevity Corp.(a)	3,000	156,690
Ingles Markets Inc., Class A	1,375	105,765
Ingredion Inc.	5,450	586,093
Innodata Inc.(a)(b)	2,406	138,273
Innospec Inc.	2,125	158,865
Innovative Industrial Properties Inc.	2,090	103,351
Innovex International Inc.(a)(b)	3,375	74,318
Innoviva Inc.(a)	5,302	115,212
Insight Enterprises Inc.(a)	2,250	194,782
Insperity Inc.	2,875	101,689
Inspire Medical Systems Inc.(a)	2,375	295,474
Installed Building Products Inc.	2,000	536,040
Intapp Inc.(a)	4,375	188,956
Integer Holdings Corp.(a)	1,916	138,297
Integra LifeSciences Holdings Corp.(a)	5,625	73,800
Integral Ad Science Holding Corp.(a)	8,375	86,095

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Intellia Therapeutics Inc.(a)(b)	9,000	$80,910
Inter Parfums Inc.	1,750	142,223
InterDigital Inc.(b)	2,259	808,157
Interface Inc., Class A	4,625	129,084
International Bancshares Corp.	3,709	246,574
International Seaways Inc.	4,125	218,501
Intuitive Machines Inc., Class A(a)(b)	13,112	124,564
InvenTrust Properties Corp.	5,188	148,066
Invesco Ltd.	29,030	709,783
Ionis Pharmaceuticals Inc.(a)	12,177	1,007,403
Iovance Biotherapeutics Inc.(a)(b)	19,250	47,548
IPG Photonics Corp.(a)	2,125	169,235
iRadimed Corp.	1,140	106,271
iRhythm Technologies Inc.(a)	2,500	470,025
Iridium Communications Inc.	8,125	133,250
Itron Inc.(a)	3,625	359,020
ITT Inc.	6,500	1,197,040
J&J Snack Foods Corp.	1,250	115,438
Jamf Holding Corp.(a)	6,000	77,580
Janus Henderson Group PLC	10,375	453,491
Janus International Group Inc.(a)	13,375	83,059
Janux Therapeutics Inc.(a)	3,375	115,054
Jazz Pharmaceuticals PLC(a)	4,625	816,451
JBG SMITH Properties	5,271	96,090
JBT Marel Corp.	4,302	604,560
Jefferies Financial Group Inc.	12,333	709,887
JetBlue Airways Corp.(a)	9,750	44,558
Joby Aviation Inc.(a)(b)	15,500	223,665
John B Sanfilippo & Son Inc.	1,000	72,630
John Wiley & Sons Inc., Class A	3,500	127,260
Jones Lang LaSalle Inc.(a)	3,875	1,262,049
Kadant Inc.	1,000	278,120
Kaiser Aluminum Corp.	1,293	124,193
KAR Auction Services Inc.(a)	9,375	238,500
Karman Holdings Inc.(a)	3,703	248,212
KB Home	4,538	291,930
KBR Inc.	10,750	443,115
Kemper Corp.	4,253	173,182
Kennametal Inc.	5,875	162,620
Kennedy-Wilson Holdings Inc.	11,125	108,246
Kforce Inc.	1,500	44,100
Kilroy Realty Corp.	9,125	391,371
Kimbell Royalty Partners LP	7,000	87,150
KinderCare Learning Cos. Inc.(a)	3,125	12,438
Kinetik Holdings Inc., Class A	3,537	122,663
Kinsale Capital Group Inc.	1,724	663,568
Kirby Corp.(a)	1,250	141,900
Kite Realty Group Trust	17,500	404,950
KKR Real Estate Finance Trust Inc.	6,125	52,001
Klaviyo Inc., Class A(a)(b)	9,539	272,434
Knife River Corp.(a)(b)	4,657	348,530
Knight-Swift Transportation Holdings Inc.	12,260	561,508
Knowles Corp.(a)	7,625	171,410
Kodiak Gas Services Inc.	4,025	141,680
Kohl's Corp.	8,875	218,236
Kontoor Brands Inc.	4,000	297,400
Korn Ferry	4,250	279,522
Kosmos Energy Ltd.(a)(b)	52,000	58,240
Kratos Defense & Security Solutions Inc.(a)	13,590	1,034,199
Krispy Kreme Inc.(b)	9,125	38,143
Krystal Biotech Inc.(a)	1,750	381,500
Kulicke & Soffa Industries Inc.	4,375	197,356
Security	Shares	Value
United States (continued)
Kura Oncology Inc.(a)	4,875	$59,183
Kura Sushi USA Inc., Class A(a)(b)	750	36,848
Kymera Therapeutics Inc.(a)(b)	3,125	212,125
Kyndryl Holdings Inc.(a)	18,934	489,065
Ladder Capital Corp., Class A	10,125	111,881
Lakeland Financial Corp.	2,053	119,608
Lamar Advertising Co., Class A	7,033	931,099
Lamb Weston Holdings Inc.	10,750	634,895
Landbridge Co. LLC, Class A(b)	1,502	85,539
Landstar System Inc.	2,787	364,651
Lantheus Holdings Inc.(a)	5,528	325,433
Latham Group Inc.(a)	4,375	31,281
Lattice Semiconductor Corp.(a)	11,000	772,310
Laureate Education Inc.(a)	9,928	306,775
Lazard Inc., Class A	6,561	331,330
La-Z-Boy Inc.	3,375	131,355
LCI Industries	1,459	165,845
Lear Corp.	3,689	396,051
Legacy Housing Corp.(a)	1,125	22,421
Legalzoom.com Inc.(a)	8,500	79,305
Leggett & Platt Inc.	10,875	111,578
LeMaitre Vascular Inc.	1,625	134,794
Lemonade Inc.(a)(b)	5,000	390,600
LendingClub Corp.(a)	11,000	199,100
LendingTree Inc.(a)	1,250	71,288
LENZ Therapeutics Inc.(a)(b)	1,125	34,335
Leonardo DRS Inc.	6,625	226,376
Levi Strauss & Co., Class A	7,500	165,225
LGI Homes Inc.(a)	1,750	91,035
Liberty Broadband Corp., Class A(a)	1,250	57,888
Liberty Broadband Corp., Class C, NVS(a)	9,601	444,430
Liberty Energy Inc., Class A	13,500	240,030
Liberty Global Ltd., NVS(a)	13,000	149,240
Liberty Global Ltd., Class A(a)	11,078	126,400
Liberty Media Corp-Liberty Live, Class A(a)	1,625	124,995
Liberty Media Corp-Liberty Live, Class C, NVS(a)	3,875	306,939
Life Time Group Holdings Inc.(a)	11,069	309,046
Life360 Inc.(a)(b)	6,000	477,660
LifeStance Health Group Inc.(a)	10,875	70,688
Ligand Pharmaceuticals Inc.(a)(b)	1,715	348,454
Limbach Holdings Inc.(a)(b)	1,000	70,750
Lincoln Electric Holdings Inc.	4,394	1,052,055
Lindblad Expeditions Holdings Inc.(a)	4,250	51,128
Lindsay Corp.	878	100,909
Lineage Inc.	4,756	170,360
Liquidia Corp.(a)	5,125	167,229
Liquidity Services Inc.(a)	2,250	67,590
Lithia Motors Inc., Class A	2,062	657,448
Littelfuse Inc.	2,000	512,040
Live Oak Bancshares Inc.	2,693	85,961
LiveRamp Holdings Inc.(a)	5,250	151,463
LKQ Corp.	19,578	581,271
Loar Holdings Inc.(a)	2,536	173,589
Louisiana-Pacific Corp.	5,125	420,301
LSI Industries Inc.	2,750	50,298
LTC Properties Inc.	3,802	138,735
Lucid Group Inc., Class A(a)(b)	9,578	130,548
Lumen Technologies Inc.(a)	78,875	639,676
Lumentum Holdings Inc.(a)	5,625	1,829,025
LXP Industrial Trust	5,050	244,925
Lyft Inc., Class A(a)	35,226	740,803
M/I Homes Inc.(a)	2,056	282,885

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Macerich Co. (The)	20,250	$351,540
MACOM Technology Solutions Holdings Inc.(a)	5,390	943,196
Macy's Inc.	22,625	505,895
Madison Square Garden Entertainment Corp., Class A(a)	3,250	160,778
Madison Square Garden Sports Corp.(a)	1,250	285,037
Madrigal Pharmaceuticals Inc.(a)	1,166	696,079
Magnite Inc.(a)	11,125	163,426
Magnolia Oil & Gas Corp., Class A	14,375	332,637
Malibu Boats Inc., Class A(a)(b)	1,875	53,231
Manhattan Associates Inc.(a)	4,686	826,845
MannKind Corp.(a)(b)	22,000	117,700
ManpowerGroup Inc.	4,000	115,040
Maplebear Inc.(a)	13,449	564,992
MARA Holdings Inc.(a)(b)	27,750	327,727
Marcus & Millichap Inc.	2,500	73,250
MarineMax Inc.(a)	2,000	46,760
MarketAxess Holdings Inc.	3,064	502,159
Marqeta Inc., Class A(a)(b)	34,125	163,459
Marriott Vacations Worldwide Corp.	2,375	129,675
Marten Transport Ltd.	4,881	50,030
Marzetti Company (The)	1,625	271,277
Masimo Corp.(a)	3,625	516,309
MasTec Inc.(a)	5,000	1,069,400
Masterbrand Inc.(a)	10,125	112,286
Matador Resources Co.	9,142	387,621
Match Group Inc.	19,000	632,890
Materion Corp.	1,750	213,832
Matson Inc.	770	83,915
Mattel Inc.(a)	27,250	575,520
Matthews International Corp., Class A	2,750	67,485
Maximus Inc.	3,934	338,678
MaxLinear Inc.(a)	7,250	112,883
McEwen Inc., NVS(a)	3,758	69,936
McGrath RentCorp.	2,125	219,045
MDU Resources Group Inc.	15,375	327,795
MediaAlpha Inc., Class A(a)	3,625	46,255
Medical Properties Trust Inc.	42,875	246,960
Medpace Holdings Inc.(a)	1,942	1,150,557
Mercantile Bank Corp.	2,500	114,950
Merchants Bancorp./IN	2,875	93,984
Mercury General Corp.	2,227	207,378
Mercury Systems Inc.(a)	4,375	305,769
Merit Medical Systems Inc.(a)	4,750	411,302
Meritage Homes Corp.	5,750	420,210
Merus NV(a)	4,571	439,456
Metallus Inc.(a)	4,125	69,754
Metrocity Bankshares Inc.	3,500	93,275
Metropolitan Bank Holding Corp.	720	53,719
MFA Financial Inc.	9,125	87,783
MGE Energy Inc.	3,000	248,460
MGIC Investment Corp.	16,461	466,669
MGM Resorts International(a)	16,938	597,742
MGP Ingredients Inc.	1,500	34,215
Miami International Holdings Inc.(a)	1,300	59,293
Microvast Holdings Inc.(a)(b)	17,007	59,865
Middleby Corp. (The)(a)	4,250	502,350
Middlesex Water Co.	1,449	74,348
MillerKnoll Inc.	5,375	85,086
Millrose Properties Inc.	9,375	285,562
MiMedx Group Inc.(a)	9,375	64,500
Minerals Technologies Inc.	2,625	153,956
Security	Shares	Value
United States (continued)
Mineralys Therapeutics Inc.(a)	3,633	$156,655
Mirion Technologies Inc., Class A(a)	17,875	465,107
Mirum Pharmaceuticals Inc.(a)	3,034	221,634
Mission Produce Inc.(a)	5,250	63,105
Mister Car Wash Inc.(a)	8,875	47,393
MKS Inc.	5,375	840,596
Mobileye Global Inc., Class A(a)(b)	10,608	125,387
Moderna Inc.(a)(b)	26,956	700,317
Modine Manufacturing Co.(a)	4,125	668,786
Mohawk Industries Inc.(a)	4,375	507,062
Molina Healthcare Inc.(a)	4,359	646,265
Molson Coors Beverage Co., Class B	13,931	647,931
Monarch Casino & Resort Inc.	1,125	108,653
Montrose Environmental Group Inc.(a)	3,000	76,950
Moog Inc., Class A	2,375	545,490
MoonLake Immunotherapeutics, Class A(a)	1,875	25,744
Morningstar Inc.	2,201	472,907
Mosaic Co. (The)	25,411	622,315
MP Materials Corp.(a)(b)	10,750	665,962
MSA Safety Inc.	2,682	432,607
MSC Industrial Direct Co. Inc., Class A	3,582	318,655
Mueller Industries Inc.	8,625	947,629
Mueller Water Products Inc., Class A	12,750	309,060
Murphy Oil Corp.	11,250	360,787
Murphy USA Inc.	1,464	563,742
MYR Group Inc.(a)	1,375	308,440
Myriad Genetics Inc.(a)	8,375	63,901
N-able Inc.(a)	8,000	57,600
Nabors Industries Ltd.(a)	1,000	49,870
NANO Nuclear Energy Inc.(a)(b)	2,125	69,488
Napco Security Technologies Inc.	3,500	141,400
National Beverage Corp.(a)	2,887	98,331
National Fuel Gas Co.	7,000	577,150
National Health Investors Inc.	3,625	288,115
National HealthCare Corp.	1,375	187,399
National Presto Industries Inc.	645	60,533
National Storage Affiliates Trust	5,750	169,337
National Vision Holdings Inc.(a)	6,625	191,131
Natural Grocers by Vitamin Cottage Inc.	1,125	31,219
Navient Corp.	6,113	75,801
Navitas Semiconductor Corp.(a)(b)	11,487	100,396
NB Bancorp Inc.	6,250	122,438
NBT Bancorp. Inc.	4,098	169,903
nCino Inc.(a)(b)	8,375	206,862
NCR Atleos Corp.(a)	5,625	208,519
NCR Voyix Corp.(a)	11,750	118,793
Nektar Therapeutics(a)(b)	1,300	84,773
Nelnet Inc., Class A	1,125	145,395
Neogen Corp.(a)	16,375	97,923
NeoGenomics Inc.(a)	10,250	124,025
NerdWallet Inc., Class A(a)	4,875	73,174
NETGEAR Inc.(a)	2,929	77,472
NetScout Systems Inc.(a)	5,750	154,560
NETSTREIT Corp.	7,500	137,475
New Fortress Energy Inc., Class A(a)(b)	11,625	14,183
New Jersey Resources Corp.	7,875	378,630
New York Mortgage Trust Inc.	8,875	67,628
New York Times Co. (The), Class A	12,250	790,125
Newell Brands Inc.	34,705	126,673
Newmark Group Inc., Class A	11,250	195,525
NewMarket Corp.	642	490,186
NexPoint Residential Trust Inc.	2,125	67,596

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Nexstar Media Group Inc., Class A	2,418	$464,595
NextDecade Corp.(a)(b)	14,875	90,886
Nextdoor Holdings Inc.(a)	21,375	37,406
NextNav Inc.(a)(b)	5,875	83,484
NEXTracker Inc., Class A(a)	11,625	1,065,082
Nicolet Bankshares Inc.	1,260	158,735
nLight Inc.(a)	3,073	108,262
NMI Holdings Inc., Class A(a)	5,546	211,580
NNN REIT Inc.	13,767	569,265
Northeast Bank	1,125	99,990
Northern Oil & Gas Inc.	7,500	167,925
Northwest Bancshares Inc.	7,873	94,161
Northwest Natural Holding Co.	3,250	160,778
Northwestern Energy Group Inc.	5,000	345,450
Norwegian Cruise Line Holdings Ltd.(a)(b)	34,875	643,792
NOV Inc.	31,500	483,840
Novavax Inc.(a)(b)	11,875	83,719
Novocure Ltd.(a)	8,125	104,081
NPK International Inc.(a)	8,125	100,019
Nurix Therapeutics Inc.(a)	5,625	99,450
NuScale Power Corp.(a)(b)	9,199	183,980
Nuvalent Inc., Class A(a)(b)	3,125	341,719
Nuvation Bio Inc.(a)	26,375	211,791
Oceaneering International Inc.(a)	8,500	207,400
OceanFirst Financial Corp.	4,615	86,993
Ocular Therapeutix Inc.(a)	9,750	118,463
ODP Corp. (The)(a)	2,626	73,449
OGE Energy Corp.	16,000	732,480
O-I Glass Inc.(a)	12,250	165,130
Old National Bancorp./IN	28,456	618,349
Old Republic International Corp.	19,375	893,187
Old Second Bancorp. Inc.	6,625	124,881
Olin Corp.	9,250	195,175
Ollie's Bargain Outlet Holdings Inc.(a)	5,000	615,550
Omega Healthcare Investors Inc.	23,157	1,063,369
Omnicell Inc.(a)	3,750	136,913
Omnicom Group Inc.	10	716
Ondas Holdings Inc.(a)(b)	28,080	221,832
ONE Gas Inc.	4,625	387,297
OneMain Holdings Inc.	9,750	604,792
OneSpan Inc.	7,578	92,452
Onestream Inc., Class A(a)	5,307	110,545
Onto Innovation Inc.(a)	4,000	572,640
Opendoor Technologies Inc.(a)	72,471	558,027
OPKO Health Inc.(a)(b)	36,250	49,300
Option Care Health Inc.(a)	13,750	427,625
Orchid Island Capital Inc.	11,764	85,054
Organon & Co.	21,125	162,874
ORIC Pharmaceuticals Inc.(a)	3,515	41,758
Origin Bancorp Inc.	3,662	133,260
Ormat Technologies Inc.	4,750	536,322
Orrstown Financial Services Inc.	3,375	120,690
Oruka Therapeutics Inc.(a)	1,751	52,705
Oscar Health Inc., Class A(a)(b)	14,789	265,758
Oshkosh Corp.	5,250	672,945
OSI Systems Inc.(a)	1,375	372,419
Otter Tail Corp.	3,000	246,600
Ouster Inc.(a)	3,544	81,370
Outfront Media Inc.	11,750	276,477
Owens Corning	6,725	761,539
Oxford Industries Inc.	1,500	57,240
P10 Inc., Class A	5,463	51,243
Security	Shares	Value
United States (continued)
Pacira BioSciences Inc.(a)	4,375	$103,119
PACS Group Inc.(a)	5,000	167,050
PagerDuty Inc.(a)	6,750	81,000
Palomar Holdings Inc.(a)	2,126	264,070
Palvella Therapeutics Inc.(a)	578	59,413
Papa John's International Inc.	2,625	110,434
Par Pacific Holdings Inc.(a)	4,086	186,526
PAR Technology Corp.(a)	3,125	107,844
Paramount Group Inc.(a)	16,702	110,066
Paramount Skydance Corp., Class B, NVS(b)	25,148	402,871
Park Hotels & Resorts Inc.	18,375	198,817
Park National Corp.	1,042	159,999
Parsons Corp.(a)	4,724	400,028
Pathward Financial Inc.	1,618	116,334
Patrick Industries Inc.	2,750	297,605
Patterson-UTI Energy Inc.	29,375	170,669
Paylocity Holding Corp.(a)	3,625	534,071
Paymentus Holdings Inc., Class A(a)(b)	2,625	91,140
Payoneer Global Inc.(a)	19,984	115,508
PBF Energy Inc., Class A	6,875	237,050
PC Connection Inc.	1,250	72,550
PDF Solutions Inc.(a)	3,125	84,688
Peabody Energy Corp.	9,625	262,185
Peapack-Gladstone Financial Corp.	3,125	84,375
Pebblebrook Hotel Trust	9,536	108,138
Pediatrix Medical Group Inc.(a)	6,875	165,619
Pegasystems Inc.	7,500	410,775
Peloton Interactive Inc., Class A(a)	28,625	194,364
Penguin Solutions Inc.(a)	4,250	85,978
Penn Entertainment Inc.(a)	12,500	185,500
Pennant Group Inc. (The)(a)	3,375	93,488
PennyMac Financial Services Inc.	2,625	353,246
PennyMac Mortgage Investment Trust	1,379	17,706
Penske Automotive Group Inc.	1,163	188,080
Penumbra Inc.(a)	3,000	879,510
Peoples Bancorp. Inc./OH	4,875	144,446
Perdoceo Education Corp.	4,889	136,696
Perella Weinberg Partners, Class A	4,250	77,605
Performance Food Group Co.(a)	12,500	1,213,375
Perimeter Solutions Inc.(a)	11,768	328,092
Permian Resources Corp., Class A	56,863	823,945
Perrigo Co. PLC	11,125	148,519
Phibro Animal Health Corp., Class A	2,250	94,230
Phillips Edison & Co. Inc.	10,101	358,585
Phinia Inc.	3,375	182,554
Photronics Inc.(a)	7,027	160,989
Phreesia Inc.(a)	4,375	89,644
Piedmont Realty Trust Inc.	9,875	86,308
Pilgrim's Pride Corp.	4,000	152,160
Pinnacle Financial Partners Inc.	6,359	582,993
Pinnacle West Capital Corp.	9,125	829,097
Piper Sandler Co.	1,428	479,665
PJT Partners Inc., Class A(b)	1,778	298,722
Plains GP Holdings LP, Class A	15,902	294,823
Planet Fitness Inc., Class A(a)	6,750	755,797
Planet Labs PBC(a)(b)	19,125	227,587
Plexus Corp.(a)	2,250	321,637
Plug Power Inc.(a)(b)	82,477	165,779
Plymouth Industrial REIT Inc.	4,125	90,503
Polaris Inc.	4,625	306,915
Pool Corp.	2,701	657,964
Popular Inc.	5,203	596,836

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Porch Group Inc.(a)	5,456	$52,869
Portland General Electric Co.	8,763	445,336
Post Holdings Inc.(a)	3,780	393,233
PotlatchDeltic Corp.	4,541	182,730
Powell Industries Inc.	875	282,817
Power Integrations Inc.	4,625	155,400
Powerfleet Inc.(a)	12,500	62,125
PRA Group Inc.(a)	3,750	60,750
Praxis Precision Medicines Inc.(a)	1,644	322,980
Precigen Inc.(a)	14,237	54,528
Preformed Line Products Co.	250	51,313
Prestige Consumer Healthcare Inc.(a)	4,000	238,200
PriceSmart Inc.	2,500	307,750
Primerica Inc.	2,750	707,630
Primo Brands Corp., Class A	21,284	333,946
Primoris Services Corp.	4,375	553,700
Privia Health Group Inc.(a)	8,375	204,099
ProAssurance Corp.(a)	3,377	81,318
PROCEPT BioRobotics Corp.(a)(b)	4,125	130,680
Procore Technologies Inc.(a)(b)	9,176	679,575
PROG Holdings Inc.	4,165	119,869
Progress Software Corp.(a)	3,625	150,111
Progyny Inc.(a)	6,572	173,304
ProPetro Holding Corp.(a)	8,875	84,934
PROS Holdings Inc.(a)(b)	3,750	87,150
Prosperity Bancshares Inc.	7,621	523,639
Protagonist Therapeutics Inc.(a)	3,875	348,750
Proto Labs Inc.(a)	2,250	114,345
Provident Financial Services Inc.	5,744	110,170
PTC Therapeutics Inc.(a)	5,755	494,872
PureCycle Technologies Inc.(a)(b)	10,375	91,300
Pursuit Attractions & Hospitality Inc.(a)	2,000	68,660
PVH Corp.	4,330	367,011
Q2 Holdings Inc.(a)	4,875	351,634
QCR Holdings Inc.	1,358	110,854
Qorvo Inc.(a)	7,250	622,702
Quaker Chemical Corp.	1,250	172,312
Qualys Inc.(a)	3,000	422,550
Quanex Building Products Corp.	4,000	51,840
Quantum Computing Inc.(a)(b)	16,075	188,077
QuantumScape Corp., Class A(a)	30,875	377,292
QuidelOrtho Corp.(a)	5,625	153,844
QuinStreet Inc.(a)	4,250	59,330
QXO Inc.(a)(b)	48,750	913,087
Radian Group Inc.	9,344	332,179
RadNet Inc.(a)	5,500	455,345
Ralliant Corp.	8,790	433,962
Ralph Lauren Corp., Class A	3,285	1,206,679
Ramaco Resources Inc., Class A(a)	3,101	48,655
Rambus Inc.(a)	8,625	824,291
Range Resources Corp.	20,746	819,260
Rapid7 Inc.(a)	4,750	74,480
Rapport Therapeutics Inc.(a)	2,225	66,105
Rayonier Inc.	11,625	258,191
RBC Bearings Inc.(a)	2,375	1,056,804
Ready Capital Corp.	15,625	39,531
RealReal Inc. (The)(a)(b)	8,250	119,460
Recursion Pharmaceuticals Inc., Class A(a)(b)	21,190	98,110
Red Cat Holdings Inc.(a)	8,541	63,374
Red Rock Resorts Inc., Class A	4,375	256,244
Redwire Corp.(a)(b)	4,058	22,360
Redwood Trust Inc.	13,125	72,319
Security	Shares	Value
United States (continued)
Regal Rexnord Corp.	5,250	$766,447
Reinsurance Group of America Inc.	5,010	951,249
Relay Therapeutics Inc.(a)(b)	12,875	101,970
Remitly Global Inc.(a)	12,250	165,926
RenaissanceRe Holdings Ltd.	3,754	980,432
Renasant Corp.	7,334	259,917
Repligen Corp.(a)	4,250	726,835
Republic Bancorp Inc., Class A	1,500	103,515
Resideo Technologies Inc.(a)	12,250	404,127
REV Group Inc.	4,167	221,976
Revolution Medicines Inc.(a)	11,375	884,520
Revolve Group Inc.(a)	3,500	84,595
Revvity Inc.	9,334	974,563
REX American Resources Corp.(a)	3,518	116,059
Rexford Industrial Realty Inc.	19,033	791,963
Reynolds Consumer Products Inc.	5,125	128,023
RH(a)(b)	1,250	196,987
Rhythm Pharmaceuticals Inc.(a)	4,540	495,269
Ribbon Communications Inc.(a)(b)	10,625	30,388
Rigetti Computing Inc.(a)(b)	25,713	657,481
Riley Exploration Permian Inc.	1,125	30,814
RingCentral Inc., Class A(a)	5,750	162,380
Riot Platforms Inc.(a)	28,375	457,689
Rithm Capital Corp.	42,125	484,016
RLI Corp.	6,882	424,344
RLJ Lodging Trust	13,250	99,905
Robert Half Inc.	8,250	223,080
Rogers Corp.(a)	1,322	110,797
Roivant Sciences Ltd.(a)	30,204	628,545
Roku Inc.(a)	10,475	1,013,875
Root Inc.(a)(b)	909	73,529
Royal Gold Inc.	6,552	1,335,560
RPC Inc.	9,250	49,210
Rubrik Inc., Class A(a)	11,299	783,247
Rumble Inc.(a)(b)	6,250	42,313
Rush Enterprises Inc., Class A	5,125	266,807
Rush Enterprises Inc., Class B	750	40,028
Rush Street Interactive Inc.(a)	7,125	131,385
RXO Inc.(a)	8,250	109,065
Ryan Specialty Holdings Inc., Class A	8,625	500,854
Ryder System Inc.	3,375	584,584
Ryerson Holding Corp.	2,750	63,058
Ryman Hospitality Properties Inc.	4,500	429,435
S&T Bancorp Inc.	3,083	121,717
Sable Offshore Corp.(a)(b)	4,750	20,758
Sabra Health Care REIT Inc.	19,250	375,567
Sabre Corp.(a)	29,125	46,891
Safehold Inc.	4,625	64,149
Safety Insurance Group Inc.	1,198	91,072
Saia Inc.(a)	2,125	598,315
Sally Beauty Holdings Inc.(a)	8,125	128,863
Sana Biotechnology Inc.(a)(b)	13,698	58,901
Sandisk Corp.(a)	11,194	2,499,396
Sanmina Corp.(a)	4,664	728,354
Sarepta Therapeutics Inc.(a)(b)	6,875	146,713
Saul Centers Inc.	1,625	50,538
ScanSource Inc.(a)	2,125	87,380
Schneider National Inc., Class B	4,375	98,919
Scholar Rock Holding Corp.(a)	5,750	253,345
Scholastic Corp.	2,750	81,235
Schrodinger Inc.(a)	5,250	92,190
Science Applications International Corp.	3,918	337,771

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Scotts Miracle-Gro Co. (The)	3,625	$205,247
Seaboard Corp.	23	107,630
Seacoast Banking Corp. of Florida	6,875	216,975
Sealed Air Corp.	11,668	501,141
SEI Investments Co.	8,279	669,440
Select Medical Holdings Corp.	8,750	135,538
Select Water Solutions Inc.	7,375	74,488
Selective Insurance Group Inc.	4,629	363,654
SEMrush Holdings Inc., Class A(a)	4,375	51,756
Semtech Corp.(a)	6,875	509,850
Seneca Foods Corp., Class A(a)	756	91,438
Sensata Technologies Holding PLC	12,250	392,857
Sensient Technologies Corp.	3,000	292,470
SentinelOne Inc., Class A(a)	24,041	389,705
Service Corp. International	11,500	913,445
ServiceTitan Inc., Class A(a)	1,929	172,375
ServisFirst Bancshares Inc.	4,000	284,520
Sezzle Inc., NVS(a)	1,625	100,344
Shake Shack Inc., Class A(a)	3,125	273,375
Shenandoah Telecommunications Co.	4,375	47,819
Shift4 Payments Inc., Class A(a)(b)	5,000	368,900
Shoals Technologies Group Inc., Class A(a)(b)	13,377	112,233
Shoe Carnival Inc.	1,875	30,975
Shutterstock Inc.	2,500	52,050
SI-BONE Inc.(a)	3,500	68,110
SIGA Technologies Inc.	5,000	30,300
Signet Jewelers Ltd.	3,301	330,628
Sila Realty Trust Inc.	4,375	104,650
Silgan Holdings Inc.	7,256	287,628
Silicon Laboratories Inc.(a)	2,625	334,897
Simmons First National Corp., Class A	9,503	176,281
Simply Good Foods Co. (The)(a)	7,750	152,520
Simpson Manufacturing Co. Inc.	3,375	564,907
Sinclair Inc.	3,625	57,130
Sirius XM Holdings Inc.	16,125	342,817
SiteOne Landscape Supply Inc.(a)	3,625	486,765
SiTime Corp.(a)	1,500	446,550
Six Flags Entertainment Corp.(a)	7,625	115,748
Skyward Specialty Insurance Group Inc.(a)	2,930	143,453
SkyWest Inc.(a)	875	88,830
Skyworks Solutions Inc.	11,901	784,871
SL Green Realty Corp.	5,625	265,106
SLM Corp.	16,297	477,502
SM Energy Co.	9,125	173,831
Smartstop Self Storage REIT Inc.	2,497	81,602
SolarEdge Technologies Inc.(a)	4,750	173,517
Solaris Energy Infrastructure Inc., Class A	3,125	149,656
Soleno Therapeutics Inc.(a)	3,633	183,285
Solid Power Inc.(a)(b)	13,121	68,229
Solstice Advanced Materials Inc.(a)	12,836	612,020
Somnigroup International Inc.	16,157	1,478,689
Sonic Automotive Inc., Class A	1,178	74,249
Sonoco Products Co.	7,932	334,492
Sonos Inc.(a)	9,875	183,280
Sotera Health Co.(a)	17,045	297,947
Soundhound AI Inc., Class A(a)(b)	28,125	338,906
South Plains Financial Inc.	2,625	99,199
Southern Missouri Bancorp. Inc.	1,875	105,544
Southside Bancshares Inc.	2,298	67,400
SOUTHSTATE BANK Corp.	8,173	731,565
Southwest Gas Holdings Inc.	4,750	394,487
Spectrum Brands Holdings Inc.	2,250	133,538
Security	Shares	Value
United States (continued)
Sphere Entertainment Co.(a)	2,375	$200,901
Spire Inc.	4,625	410,052
Spirit AeroSystems Holdings Inc., Class A(a)	9,625	353,526
Sprinklr Inc., Class A(a)	8,875	64,166
Sprout Social Inc., Class A(a)	4,250	42,373
Sprouts Farmers Market Inc.(a)	8,000	670,480
SPS Commerce Inc.(a)	3,000	249,960
SPX Technologies Inc.(a)	3,750	806,400
Spyre Therapeutics Inc.(a)(b)	3,375	101,250
St Joe Co. (The)	3,250	196,072
STAAR Surgical Co.(a)(b)	3,625	96,208
STAG Industrial Inc.	14,031	551,138
Stagwell Inc., Class A(a)(b)	10,125	54,270
Standard BioTools Inc.(a)	24,625	36,938
Standard Motor Products Inc.	2,250	84,465
StandardAero Inc.(a)(b)	13,301	347,422
Standex International Corp.	1,125	275,805
Stanley Black & Decker Inc.	11,955	855,022
Starwood Property Trust Inc.	28,049	514,419
Steelcase Inc., Class A	6,750	109,958
Stellar Bancorp Inc.	3,923	124,006
Stepan Co.	1,875	84,994
StepStone Group Inc., Class A	5,625	355,275
Sterling Infrastructure Inc.(a)	2,500	860,775
Steven Madden Ltd.	5,750	240,235
Stewart Information Services Corp.	2,625	201,154
Stifel Financial Corp.	8,204	1,000,888
Stock Yards Bancorp. Inc.	2,875	190,239
Stoke Therapeutics Inc.(a)(b)	3,875	119,776
StoneX Group Inc.(a)	3,565	323,025
Strategic Education Inc.	1,875	146,288
Stride Inc.(a)	3,500	222,355
Sturm Ruger & Co. Inc.	1,625	48,945
Summit Hotel Properties Inc.	11,250	60,300
SunCoke Energy Inc.	8,375	54,605
Sunococorp LLC, NVS(a)	3,245	171,206
Sunrun Inc.(a)	17,875	361,969
Sunstone Hotel Investors Inc.	15,076	141,111
Supernus Pharmaceuticals Inc.(a)	5,250	239,347
Surgery Partners Inc.(a)(b)	5,625	96,019
Sweetgreen Inc., Class A (a)(b)	8,625	55,976
Sylvamo Corp.	3,125	148,031
Symbotic Inc., Class A(a)(b)	3,875	324,609
Synaptics Inc.(a)	3,305	226,426
Syndax Pharmaceuticals Inc.(a)	6,125	121,398
Synovus Financial Corp.	11,335	546,347
Talen Energy Corp.(a)	3,000	1,182,810
Talos Energy Inc.(a)	13,625	156,143
Tandem Diabetes Care Inc.(a)	5,250	110,303
Tanger Inc.	8,771	294,530
Tarsus Pharmaceuticals Inc.(a)	2,500	199,900
Taylor Morrison Home Corp., Class A(a)	7,100	445,099
Taysha Gene Therapies Inc.(a)	10,969	51,993
TD SYNNEX Corp.	6,250	953,000
TechnipFMC PLC	33,668	1,523,814
TEGNA Inc.	13,314	259,889
Teladoc Health Inc.(a)	13,875	105,311
Teleflex Inc.	3,211	367,403
Telephone and Data Systems Inc.	8,250	332,227
Tempus AI Inc.(a)(b)	7,681	598,580
Tenable Holdings Inc.(a)	9,750	258,570
Tenet Healthcare Corp.(a)	7,501	1,626,517

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Tennant Co.	1,500	$109,695
Teradata Corp.(a)	8,250	236,280
Terawulf Inc.(a)(b)	24,750	383,872
Terex Corp.	5,750	265,707
Terreno Realty Corp.	8,000	502,320
Tetra Tech Inc.	19,435	675,172
TETRA Technologies Inc.(a)	10,182	79,114
Texas Capital Bancshares Inc.(a)	3,162	285,118
Texas Roadhouse Inc., Class A	5,375	941,969
TFS Financial Corp.	9,000	128,250
TG Therapeutics Inc.(a)	12,000	399,120
Thermon Group Holdings Inc.(a)	2,750	96,525
Thor Industries Inc.	4,125	435,682
ThredUp Inc., Class A(a)	7,807	58,709
Tidewater Inc.(a)	1,125	60,773
Tilray Brands Inc., Class(a)(b)	82,847	67,355
Timken Co. (The)	5,250	427,297
Tiptree Inc.	3,625	68,078
TKO Group Holdings Inc., Class A(b)	5,432	1,053,210
Toll Brothers Inc.	7,805	1,091,373
Tompkins Financial Corp.	1,875	129,581
Tootsie Roll Industries Inc.	3,337	128,007
TopBuild Corp.(a)	2,375	1,074,687
Topgolf Callaway Brands Corp.(a)	11,000	141,680
Toro Co. (The)	8,000	557,920
Towne Bank/Portsmouth VA	4,135	138,729
TPG Inc., Class A	10,625	627,725
TPG RE Finance Trust Inc.	7,500	68,175
Transcat Inc.(a)	1,000	56,540
TransMedics Group Inc.(a)(b)	2,671	390,794
Transocean Ltd.(a)	77,441	341,515
Travel + Leisure Co.	5,500	377,190
Travere Therapeutics Inc.(a)	6,500	230,165
TreeHouse Foods Inc.(a)	3,750	89,588
Trevi Therapeutics Inc.(a)	6,855	90,417
Trex Co. Inc.(a)	8,625	301,702
Tri Pointe Homes Inc.(a)	7,375	251,635
TriCo Bancshares	1,292	62,145
TriMas Corp.	3,250	110,728
TriNet Group Inc.	2,750	161,150
Trinity Industries Inc.	7,125	188,955
TripAdvisor Inc.(a)(b)	9,000	133,830
Trump Media & Technology Group Corp.(a)(b)	12,186	140,626
Trupanion Inc.(a)	2,593	91,507
Trustmark Corp.	4,537	176,489
TTM Technologies Inc.(a)	9,047	634,918
Turning Point Brands Inc.	1,762	176,482
Tutor Perini Corp.(a)	4,375	299,906
Twist Bioscience Corp.(a)(b)	5,000	160,050
Two Harbors Investment Corp.	8,875	89,993
TXNM Energy Inc.	7,483	437,381
U.S. Antimony Corp.(a)	9,493	58,002
U.S. Foods Holding Corp.(a)	17,688	1,391,515
U.S. Physical Therapy Inc.	1,402	103,538
Udemy Inc.(a)	7,375	37,465
UFP Industries Inc.	4,689	436,030
UFP Technologies Inc.(a)	625	141,681
UGI Corp.	17,250	682,237
U-Haul Holding Co., NVS	8,515	409,657
UiPath Inc., Class A(a)	34,250	474,705
UL Solutions Inc., Class A	5,000	456,050
Ultra Clean Holdings Inc.(a)	3,625	91,930
Security	Shares	Value
United States (continued)
Ultragenyx Pharmaceutical Inc.(a)(b)	6,625	$230,219
UMB Financial Corp.	5,825	647,041
UMH Properties Inc.	6,000	90,780
Under Armour Inc., Class A(a)	15,000	69,300
Under Armour Inc., Class C, NVS(a)	10,750	47,623
UniFirst Corp./MA	1,250	215,687
uniQure NV(a)	3,140	86,381
United Bankshares Inc./WV	9,705	361,414
United Community Banks Inc./GA	9,666	295,393
United Fire Group Inc.	1,743	63,707
United Natural Foods Inc.(a)	4,750	177,222
United Parks & Resorts Inc.(a)	2,250	81,203
United States Lime & Minerals Inc	1,133	137,739
Uniti Group Inc.(a)	11,823	75,313
Unitil Corp.	1,422	71,427
Unity Software Inc.(a)	24,841	1,056,239
Universal Corp./VA	2,000	105,520
Universal Display Corp.	3,625	431,121
Universal Insurance Holdings Inc.	4,500	149,085
Universal Technical Institute Inc.(a)	3,500	80,570
Univest Financial Corp.	4,250	135,150
Unum Group	14,024	1,065,403
Upbound Group Inc.	3,750	67,200
Upstart Holdings Inc.(a)(b)	6,750	303,480
Upwork Inc.(a)(b)	10,125	199,867
Uranium Energy Corp.(a)(b)	41,000	503,070
Urban Edge Properties	10,081	193,757
Urban Outfitters Inc.(a)	4,875	361,091
USA Rare Earth Inc.(a)(b)	3,662	49,254
Utz Brands Inc.	5,625	54,506
UWM Holdings Corp.	15,000	87,750
V2X Inc.(a)	1,500	82,275
Vail Resorts Inc.	3,000	420,630
Valaris Ltd.(a)	5,375	303,204
Valley National Bancorp	38,777	438,956
Valmont Industries Inc.	1,625	671,076
Valvoline Inc.(a)(b)	9,875	309,186
Varonis Systems Inc., Class B(a)	8,875	293,496
Vaxcyte Inc.(a)	9,125	452,691
Veeco Instruments Inc.(a)	4,625	135,189
Vera Therapeutics Inc., Class A(a)	3,625	122,344
Veracyte Inc.(a)	6,500	307,710
Vericel Corp.(a)	4,250	171,062
Veris Residential Inc.	6,625	99,773
Verra Mobility Corp., Class A(a)	13,125	286,387
Vertex Inc., Class A(a)(b)	5,750	113,103
Verve Therapeutics Inc., NVS(b)(d)	6,160	4,066
Vestis Corp.	9,375	60,750
VF Corp.	26,250	459,375
Viasat Inc.(a)	7,851	269,525
Viatris Inc.	92,555	989,413
Viavi Solutions Inc.(a)	19,125	343,102
Vicor Corp.(a)	1,875	167,531
Victoria's Secret & Co.(a)	5,625	232,481
Victory Capital Holdings Inc., Class A	3,688	231,938
Viking Therapeutics Inc.(a)(b)	8,625	317,486
Viper Energy Inc., Class A	13,906	507,986
Vir Biotechnology Inc.(a)	8,250	52,965
Viridian Therapeutics Inc.(a)	5,125	163,795
Virtu Financial Inc., Class A	6,780	242,453
Virtus Investment Partners Inc.	318	50,750
Vishay Intertechnology Inc.	9,375	128,156

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Visteon Corp.	2,028	$209,391
Vita Coco Co. Inc. (The)(a)(b)	3,507	187,309
Vital Energy Inc.(a)	3,000	53,790
Vital Farms Inc.(a)(b)	2,660	86,982
Vitesse Energy Inc.	3,000	63,480
Vontier Corp.	12,125	439,895
Vornado Realty Trust	13,125	483,262
Voya Financial Inc.	7,376	518,533
VSE Corp.	1,625	292,809
Walker & Dunlop Inc.	2,750	177,760
Warby Parker Inc.(a)	6,875	136,194
Warrior Met Coal Inc.	4,135	323,729
Washington Federal Inc.	5,535	175,238
Watts Water Technologies Inc., Class A	2,250	620,730
WaVe Life Sciences Ltd.(a)	9,625	74,690
Wayfair Inc., Class A(a)	8,185	906,898
Waystar Holding Corp.(a)	9,210	339,941
WD-40 Co.	1,125	220,275
Weave Communications Inc.(a)	4,625	29,508
Webster Financial Corp.	12,891	768,304
Weis Markets Inc.	1,625	105,576
Wendy's Co. (The)	15,000	126,750
Werner Enterprises Inc.	3,281	83,862
WesBanco Inc.	6,650	214,595
WESCO International Inc.	4,000	1,069,640
Western Alliance Bancorp.	8,189	667,649
Western Union Co. (The)	19,585	172,152
Westlake Corp.	3,094	206,710
WEX Inc.(a)	2,580	382,769
Whirlpool Corp.	4,375	338,406
White Mountains Insurance Group Ltd.	191	386,632
Whitestone REIT	4,375	58,144
Willdan Group Inc.(a)	945	95,351
Willis Lease Finance Corp.(b)	375	46,016
WillScot Mobile Mini Holdings Corp.	14,625	288,844
Wingstop Inc.	2,150	569,169
Winmark Corp.	250	102,753
Winnebago Industries Inc.	2,375	85,951
Wintrust Financial Corp.	4,889	655,224
WisdomTree Investments Inc.	10,647	117,543
Wolverine World Wide Inc.	7,625	123,601
Woodward Inc.	4,750	1,425,142
Workiva Inc., Class A(a)(b)	4,000	370,240
World Acceptance Corp.(a)	375	57,998
World Fuel Services Corp.	5,526	128,093
Worthington Enterprises Inc.	2,625	144,008
Worthington Steel Inc.	3,125	105,469
WSFS Financial Corp.	4,045	225,751
Wyndham Hotels & Resorts Inc.	6,250	457,500
Wynn Resorts Ltd.	6,563	844,527
Xencor Inc.(a)	5,375	93,095
Xenia Hotels & Resorts Inc.	9,500	132,810
Xenon Pharmaceuticals Inc.(a)(b)	5,625	251,550
Xeris Biopharma Holdings Inc.(a)	10,436	74,930
Xometry Inc., Class A(a)(b)	4,526	264,635
XPEL Inc.(a)	2,125	98,770
XPLR Infrastructure LP	9,125	86,961
XPO Inc.(a)	9,250	1,314,055
Yelp Inc., Class A(a)	5,250	151,778
YETI Holdings Inc.(a)	6,750	279,990
Yext Inc.(a)	9,875	83,148
Zenas Biopharma Inc.(a)	1,289	50,052
Security	Shares	Value
United States (continued)
Zeta Global Holdings Corp., Class A(a)	15,500	$282,875
Ziff Davis Inc.(a)	3,500	114,870
Zions Bancorp. NA	11,625	618,799
ZoomInfo Technologies Inc., Class A(a)	22,125	219,480
Zurn Elkay Water Solutions Corp.	11,500	548,550
Zymeworks Inc.(a)	4,000	106,840
		456,301,768
Total Common Stocks — 99.0% (Cost: $668,532,629)		762,177,559
Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	750	61,333
FUCHS SE, Preference Shares, NVS	5,250	239,602
Jungheinrich AG, Preference Shares, NVS	3,875	155,593
Sixt SE, Preference Shares, NVS	1,250	75,482
STO SE & Co. KGaA, Preference Shares, NVS	250	35,707
		567,717
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,125	122,562
Total Preferred Stocks — 0.1% (Cost: $672,901)		690,279
Rights
France — 0.0%
Eutelsat Communications Saca Right, (Expires 12/23/25, Strike Price EUR 1.35)(a)	11,500	7,740
Norway — 0.0%
Vend Marketplaces Asa Rights, (Expires 11/27/25, Strike Price NOK 0.50)	6,007	11,604
Spain — 0.0%
Viscofan Sa Right, (Expires 12/22/25)(a)	3,181	5,611
United States — 0.0%
Gci Liberty Inc Right, (Expires 12/24/25)(a)	727	4,507
Total Rights — 0.0% (Cost: $15,203)		29,462
Warrants
United States — 0.0%
Opendoor Technologies Inc Opendoor Technologies Inc 26, ((Expires 11/20/26, Strike Price USD 9.00)(a)	2	3
Opendoor Technologies Inc Opendoor Technologies Inc 26, ((Expires 11/20/26, Strike Price USD 13.00)(a)(b)	2	2
Opendoor Technologies Inc Opendoor Technologies Inc 26, ((Expires 11/20/26, Strike Price USD 17.00)(a)(b)	2	2
		7
Total Warrants — 0.0% (Cost: $—)		7
Total Long-Term Investments — 99.1% (Cost: $669,220,733)		762,897,307

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	47,263,476	$47,287,108
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	3,350,000	3,350,000
Total Short-Term Securities — 6.6% (Cost: $50,634,540)		50,637,108
Total Investments — 105.7% (Cost: $719,855,273)		813,534,415
Liabilities in Excess of Other Assets — (5.7)%		(43,692,884)
Net Assets — 100.0%		$769,841,531

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,397,539	$8,889,899 (a)	$—	$(328)	$(2)	$47,287,108	47,263,476	$112,188 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	2,130,000 (a)	—	—	—	3,350,000	3,350,000	31,172	—
				$(328)	$(2)	$50,637,108		$143,360	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 2000 Index	11	12/19/25	$1,378	$35,397
MSCI EAFE Index	9	12/19/25	1,268	11,201
S&P Mid 400 E-Mini Index	4	12/19/25	1,326	2,779
				$49,377

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust Inc.	Merrill Lynch International	$52,206	02/15/28	0.40%	1D OBFR01	Monthly	$4,176
Bread Financial Holdings Inc.	Merrill Lynch International	234,282	02/15/28	0.40%	1D OBFR01	Monthly	30,272
Cadence Bank	HSBC Bank PLC	337,154	02/09/28	0.40%	1D OBFR01	Monthly	9,574
Douglas Emmett Inc.	Goldman Sachs Bank USA	92,955	08/18/26	0.20%	1D FEDL01	Monthly	5,577
Genworth Financial Inc.	BNP Paribas	4,962	08/30/27	0.20%	1D OBFR01	Monthly	246
Jackson Financial Inc., Class A	BNP Paribas	997	08/30/27	0.20%	1D OBFR01	Monthly	81
Jackson Financial Inc., Class A	Goldman Sachs Bank USA	997	08/18/26	0.20%	1D FEDL01	Monthly	81
Jackson Financial Inc., Class A	HSBC Bank PLC	524,376	02/09/28	0.40%	1D OBFR01	Monthly	27,714
Jackson Financial Inc., Class A	JPMorgan Chase Bank N.A.	1,024	02/09/26	0.20%	1D OBFR01	Monthly	54
Jackson Financial Inc., Class A	Merrill Lynch International	997	02/15/28	0.40%	1D OBFR01	Monthly	81
Lincoln National Corp	JPMorgan Chase Bank N.A.	556,581	02/09/26	0.20%	1D OBFR01	Monthly	949
Moelis & Co., Class A	HSBC Bank PLC	373,684	02/09/28	0.40%	1D OBFR01	Monthly	4,598
Pitney Bowes Inc.	Goldman Sachs Bank USA	123,592	08/18/26	0.20%	1D FEDL01	Monthly	11,510
Siriuspoint Ltd	HSBC Bank PLC	172,626	02/09/28	0.40%	1D OBFR01	Monthly	3,155
Total long positions of equity swaps							98,068
Net dividends and financing fees							(3,777)
Total equity swap contracts including dividends and financing fees							$94,291

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$513,161,157	$249,011,759	$4,643	$762,177,559
Preferred Stocks	—	690,279	—	690,279
Rights	17,858	11,604	—	29,462
Warrants	7	—	—	7

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$50,637,108	$—	$—	$50,637,108
	$563,816,130	$249,713,642	$4,643	$813,534,415
Derivative Financial Instruments(a)
Assets
Equity Contracts	$49,377	$98,068	$—	$147,445
Liabilities
Equity Contracts	—	(3,777)	—	(3,777)
	$49,377	$94,291	$—	$143,668

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's